UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22140

NETS Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Craig Carberry, Esq.

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(Name and Address of Agent for Service)

With a copy to:

Diana McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2008 to January 31, 2009

Item 1.	Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ AEX-index® Fund (The Netherlands)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Banks -1.5%
Fortis	8,133	$16,155

Brewers - 2.5%
Heineken NV	904	26,703

Business Training & Employment Agencies - 1.3%
Randstad Holding NV	530	10,565
USG People NV	258	2,868

		13,433

Consumer Electronics - 7.2%
Koninklijke Philips Electronics NV	4,254	77,411

Delivery Services - 2.2%
TNT NV	1,374	24,044

Fixed Line Telecommunications - 8.5%
Koninklijke KPN NV	6,799	91,050

Food Products - 13.0%
Unilever NV	6,263	138,610

Food Retailers & Wholesalers - 5.0%
Koninklijke Ahold NV	4,422	53,330

Heavy Construction - 0.3%
Koninklijke BAM Groep NV	391	3,353

Industrial & Office REITs - 0.6%
Wereldhave NV	84	6,047

Integrated Oil & Gas - 22.3%
Royal Dutch Shell PLC, Class A	9,579	238,083

Life Insurance - 9.3%
Aegon NV	6,072	32,214
ING Groep NV	8,278	67,702

		99,916

Oil Equipment & Services - 1.2%
Fugro NV	220	5,985
SBM Offshore NV	539	6,545

		12,530

Publishing - 4.5%
Reed Elsevier NV	2,445	27,197
Wolters Kluwer NV	1,138	20,563

		47,760

Retail REITs - 4.5%
Corio NV	184	7,904
Unibail-Rodamco	302	40,716

		48,620

Semiconductors - 2.5%
ASML Holding NV	1,610	26,842

Specialty Chemicals - 4.5%
Akzo Nobel NV	1,005	36,113
Koninklijke DSM NV	504	12,142

		48,255

Steel - 8.6%
ArcelorMittal	4,054	91,981

Telecommunications Equipment - 0.3%
TomTom NV*	563	3,008

Total Common Stocks (Cost $1,805,110)		1,067,131

	Number of Rights	Value
RIGHTS - 0.0%(1)
Banks - 0.0%(1)
Fortis, expiring 7/1/14*(2)(3)	8,090	$0

Total Rights (Cost $0)		0

	Number of Shares	Value
SHORT - TERM INVESTMENT - 0.1%
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(4)(5)	1,127	1,127

Total Short - Term Investment (Cost $1,127)		1,127

Total Investments - 99.9% (Cost $1,806,237)		1,068,258

Other Assets less Liabilities - 0.1%		983

NET ASSETS - 100.0%		$1,069,241

*	Non-Income Producing Security.

(1)	Less than 0.05%.

(2)	This security represents a possible future entitlement to any proceeds that the Belgium Government might earn from the sale of Fortis Bank Belgium, which will be distributed to shareholders of record. There is no associated strike price.

(3)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2009, the value of these securities amounted to $0, or 0.0% of net assets.

(4)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(5)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $553 with net purchases of approximately $574 during the three months ended January 31, 2009.

REIT	Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within the Netherlands with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   1

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™AEX-index® Fund (The Netherlands)

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$13,069
Gross unrealized depreciation	(751,048)

Net depreciation of investments	$(737,979)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ AEX-index® Fund’s (The Netherlands) investments and other financial instruments which are carried at fair value, as of January 31, 2009:

Valuation Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,067,131		$—
Level 2	1,127		—
Level 3	0	**	—

Total	$1,068,258		$—

Level 3 Rollforward - Valuation Inputs	Investments in Securities	Other Financial Instruments*
Balance as of October 31, 2008	$0	$—
Accrued Discounts/Premiums	—	—
Realized Gain/Loss	—	—
Change in unrealized appreciation (depreciation)	—	—
Net Purchases (Sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of January 31, 2009	$0	$—

*	Other financial instruments include futures and forwards, if applicable.

**	Level 3 securities presently are valued at zero.

NETS™ FUNDS QUARTERLY REPORT   2

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ BEL 20® Index Fund (Belgium)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Banks - 10.0%
Dexia SA	9,837	$30,948
Fortis	15,803	31,390
KBC Groep NV	2,473	45,398

		107,736

Brewers - 12.6%
Anheuser-Busch InBev NV	5,329	135,968

Diversified Industrials - 2.5%
Ackermans & van Haaren NV	342	15,011
Bekaert SA	201	11,725

		26,736

Electronic Equipment - 0.6%
AGFA-Gevaert NV*	1,999	7,045

Fixed Line Telecommunications - 7.7%
Belgacom SA	2,360	82,716

Food Retailers & Wholesalers - 14.0%
Colruyt SA	230	51,065
Delhaize Group	1,549	100,046

		151,111

Gas Distribution - 20.5%
GDF Suez	5,757	221,844

Industrial & Office REITs - 1.5%
Cofinimmo	135	16,402

Mobile Telecommunications - 3.4%
Mobistar SA	496	36,523

Nonferrous Metals - 0.4%
Nyrstar	1,421	4,352

Pharmaceuticals - 5.3%
Omega Pharma SA	292	9,112
UCB SA	1,551	48,448

		57,560

Specialty Chemicals - 9.4%
Solvay SA, Class A	917	65,103
Umicore	1,947	36,453

		101,556

Specialty Finance - 11.3%
Groupe Bruxelles Lambert SA	1,252	92,399
Nationale A Portefeuille	621	29,445

		121,844

Total Common Stocks (Cost $2,297,913)		1,071,393

	Number of Rights	Value
RIGHTS - 0.0%(1)
Banks - 0.0%(1)
Fortis, expiring 7/1/14*(2)(3)	15,314	0

Total Rights (Cost $0)		0

	Number of Shares	Value
SHORT-TERM INVESTMENT - 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(4)(5)	26	$26

Total Short-Term Investment (Cost $26)		26

Total Investments - 99.2% (Cost $2,297,939)		1,071,419

Other Assets less Liabilities - 0.8%		8,633

NET ASSETS-100.0%		$1,080,052

*	Non-Income Producing Security.

(1)	Less than 0.05%.

(2)	This security represents a possible future entitlement to any proceeds that the Belgium Government might earn from the sale of Fortis Bank Belgium, which will be distributed to shareholders of record. There is no associated strike price.

(3)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2009, the value of these securities amounted to $0, or 0.0% of net assets.

(4)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(5)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $4,456 with net sales of approximately $4,430 during the three months ended January 31, 2009.

REIT	Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within Belgium with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,226,520)

Net depreciation of investments	$(1,226,520)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value

NETS™ FUNDS QUARTERLY REPORT   3

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ BEL 20® Index Fund (Belgium)

January 31, 2009 (Unaudited)

measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ BEL 20® Index Fund’s (Belgium) investments and other financial instruments which are carried at fair value, as of January 31, 2009:

Valuation Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,071,393		$—
Level 2	26		—
Level 3	0	**	—

Total	$1,071,419		$—

Level 3 Rollforward - Valuation Inputs	Investments in Securities		Other Financial Instruments*
Balance as of October 31, 2008	$0		$—
Accrued Discounts/Premiums	—		—
Realized Gain/Loss	—		—
Change in unrealized appreciation (depreciation)	—		—
Net Purchases (Sales)	—		—
Transfers in and/or out of Level 3	—		—

Balance as of January 31, 2009	$0		$—

*	Other financial instruments include futures and forwards, if applicable.

**	Level 3 securities presently are valued at zero.

NETS™ FUNDS QUARTERLY REPORT   4

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ CAC40® Index Fund (France)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Aerospace - 1.0%
European Aeronautic Defence and Space Co. NV	699	$12,277

Airlines - 0.4%
Air France-KLM	499	4,802

Automobiles - 1.1%
Peugeot SA	350	5,967
Renault SA	376	7,305

		13,272

Banks - 10.5%
BNP Paribas	1,534	58,994
Credit Agricole SA	1,979	24,194
Dexia SA	1,086	3,417
Societe Generale	1,041	43,957

		130,562

Broadcasting & Entertainment - 4.4%
Vivendi	2,094	54,233

Broadline Retailers - 0.5%
PPR	127	6,450

Building Materials & Fixtures - 2.4%
Cie de Saint-Gobain	539	18,356
Lafarge SA	250	11,593

		29,949

Clothing & Accessories - 2.1%
LVMH Moet Hennessy Louis Vuitton SA	474	26,001

Commodity Chemicals - 2.7%
Air Liquide SA	459	33,548

Computer Services - 0.7%
Cap Gemini SA	261	9,047

Conventional Electricity - 2.5%
EDF	645	31,620

Distillers & Vintners - 1.7%
Pernod-Ricard SA	328	20,697

Electrical Components & Equipment - 2.0%
Schneider Electric SA	394	25,124

Fixed Line Telecommunications - 6.3%
France Telecom SA	3,506	78,896

Food Products - 3.4%
Groupe Danone	815	42,038

Food Retailers & Wholesalers - 3.1%
Carrefour SA	1,124	38,589

Gas Distribution - 7.3%
GDF Suez	2,351	90,595

Heavy Construction - 3.6%
Bouygues SA	483	16,564
Vinci SA	827	28,445

		45,009

Hotels - 1.0%
Accor SA	314	12,472

Industrial Machinery - 2.0%
Alstom SA	321	15,601
Vallourec	95	9,360

		24,961

Insurance - 3.8%
AXA SA	2,990	46,804

Integrated Oil & Gas - 16.8%
Total SA	4,157	208,693

Medical Supplies - 1.1%
Cie Generale d’Optique Essilor International SA	371	14,206

Personal Products - 2.6%
L’Oreal SA	478	31,914

Pharmaceuticals - 8.5%
Sanofi-Aventis SA	1,880	106,210

Publishing - 0.6%
Lagardere SCA	198	7,577

Retail REITs - 1.6%
Unibail-Rodamco	144	19,414

Semiconductors - 0.5%
STMicroelectronics NV	1,148	5,976

Steel - 2.6%
ArcelorMittal	1,409	31,969

Telecommunications Equipment - 0.5%
Alcatel-Lucent*	3,317	6,606

Tires - 0.7%
Compagnie Generale des Etablissements Michelin, Class B	212	8,346

Water - 1.9%
Suez Environnement SA*	548	8,785
Veolia Environnement	658	14,887

		23,672

Total Common Stocks (Cost $2,450,263)		1,241,529

SHORT-TERM INVESTMENT - 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(2)(3)	116	116

Total Short-Term Investment (Cost $116)		116

Total Investments - 99.9% (Cost $2,450,379)		1,241,645

Other Assets less Liabilities - 0.1%		1,346

NET ASSETS - 100.0%		$1,242,991

*	Non-Income Producing Security.

(1)	Less than 0.05%.

(2)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $0 with net purchases of approximately $116 during the three months ended January 31, 2009.

REIT	Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within France with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   5

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ CAC40® Index Fund (France)

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,208,734)

Net depreciation of investments	$(1,208,734)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ CAC 40 Index Fund’s (France) investments and other financial instruments which are carried at fair value, as of January 31, 2009:

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,241,529	$—
Level 2	116	—
Level 3	—	—

Total	$1,241,645	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   6

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ DAX® Index Fund (Germany)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Airlines - 1.1%
Deutsche Lufthansa AG (Registered)	2,224	$27,076

Automobile Manufacturers - 13.2%
Bayerische Motoren Werke AG	1,554	37,061
Daimler AG	4,314	121,625
Volkswagen AG	530	169,425

		328,111

Chemicals, Commodity - 1.2%
K+S AG	634	30,183

Chemicals, Speciality - 13.1%
BASF SE	4,438	129,215
Bayer AG	3,682	196,336

		325,551

Clothing & Footwear - 1.3%
Adidas AG	942	32,751

Credit Banks - 3.7%
Commerzbank AG	3,186	14,515
Deutsche Bank AG (Registered)	2,744	72,790
Deutsche Postbank AG	396	4,780

		92,085

Fixed-Line Telecommunication - 7.0%
Deutsche Telekom AG	14,366	174,343

Health Care - 1.6%
Fresenius Medical Care AG & Co. KGaA	906	40,648

Industrial Gases - 2.2%
Linde AG	814	54,504

Industrial, Diversified - 11.1%
MAN AG	480	20,988
Siemens AG (Registered)	3,934	221,722
ThyssenKrupp AG	1,620	33,092

		275,802

Insurance - 7.5%
Allianz SE (Registered)	2,188	185,339

Logistics - 2.1%
Deutsche Post AG (Registered)	4,048	50,734

Multi-Utilities - 16.3%
E.ON AG	7,800	252,291
RWE AG	1,968	153,514

		405,805

Personal Products - 1.7%
Beiersdorf AG	402	19,782
Henkel AG & Co. KGaA (Preference)	868	22,458

		42,240

Pharmaceuticals - 1.1%
Merck KGAA	314	26,666

Re-Insurance - 5.3%
Muenchener Rueckversicherungs AG (Registered)	998	132,626

Retail, Multiline - 0.8%
Metro AG	524	19,071

Securities Brokers - 1.9%
Deutsche Boerse AG	942	47,683

Semiconductors - 0.1%
Infineon Technologies AG*	3,544	3,179

Software - 6.1%
SAP AG	4,216	150,468

Steel & Other Metals - 0.6%
Salzgitter AG	186	13,606

Total Common Stocks (Cost $3,721,022)		2,458,471

SHORT-TERM INVESTMENT - 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(2)(3)	186	186

Total Short-Term Investment (Cost $186)		186

Total Investments - 99.0% (Cost $3,721,208)		2,458,657

Other Assets less Liabilities - 1.0%		25,971

NET ASSETS - 100.0%		$2,484,628

*	Non-Income Producing Security.

(1)	Less than 0.05%.

(2)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $453 with net sales of approximately $267 during the three months ended January 31, 2009.

Percentages shown are based on Net Assets.

All securities are concentrated within Germany with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   7

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ DAX® Index Fund (Germany)

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$1,292
Gross unrealized depreciation	(1,263,843)

Net depreciation of investments	$(1,262,551)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ DAX® Index Fund’s (Germany) investments and other financial instruments which are carried at fair value, as of January 31, 2009:

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$2,458,471	$—
Level 2	186	—
Level 3	—	—

Total	$2,458,657	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   8

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE 100 Index Fund (United Kingdom)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Aerospace - 0.8%
Cobham PLC	918	$2,832
Rolls-Royce Group PLC*	1,560	7,467

		10,299

Airlines - 0.2%
British Airways PLC	1,015	1,758

Apparel Retailers - 0.2%
Next PLC	162	2,749

Asset Managers - 0.5%
Man Group PLC	1,434	4,264
Schroders PLC	150	1,646
Schroders PLC (Non-Voting)	59	544

		6,454

Banks - 10.2%
Barclays PLC	6,826	10,441
HSBC Holdings PLC	10,175	79,691
Lloyds Banking Group PLC	8,088	10,576
Royal Bank of Scotland Group PLC	16,672	5,288
Standard Chartered PLC	1,647	20,801

		126,797

Brewers - 1.3%
SABMiller PLC	956	15,602

Broadcasting & Entertainment – 0.6%
British Sky Broadcasting Group PLC	1,112	7,968

Broadline Retailers - 0.5%
Home Retail Group PLC	754	2,236
Marks & Spencer Group PLC	1,346	4,483

		6,719

Business Support Services - 1.5%
Bunzl PLC	266	2,174
Capita Group PLC (The)	522	5,253
Experian PLC	950	5,920
G4S PLC	1,160	3,208
Serco Group PLC	412	2,609

		19,164

Containers & Packaging - 0.2%
Rexam PLC	567	2,550

Conventional Electricity - 1.6%
Drax Group PLC	303	2,431
International Power PLC	1,259	4,933
Scottish & Southern Energy PLC	738	12,714

		20,078

Defense - 1.4%
BAE Systems PLC	2,978	17,270

Distillers & Vintners - 2.3%
Diageo PLC	2,128	28,961

Diversified Industrials - 0.3%
Smiths Group PLC	328	4,050

Exploration & Production - 0.7%
Cairn Energy PLC*	106	2,781
Tullow Oil PLC	608	6,066

		8,847

Fixed Line Telecommunications - 1.2%
BT Group PLC	6,575	9,944
Cable & Wireless PLC	2,132	4,822

		14,766

Food Products - 3.1%
Associated British Foods PLC	325	3,106
Cadbury PLC	1,152	9,276
Tate & Lyle PLC	486	2,330
Unilever PLC	1,087	23,977

		38,689

Food Retailers & Wholesalers - 4.0%
J. Sainsbury PLC	1,481	7,110
Tesco PLC	6,650	34,342
WM Morrison Supermarkets PLC	2,238	8,736

		50,188

Full Line Insurance - 0.4%
RSA Insurance Group PLC	2,809	5,334

Gas Distribution - 1.3%
Centrica PLC	4,449	16,549

General Mining - 6.6%
Anglo American PLC	1,123	20,497
Antofagasta PLC	348	2,107
BHP Billiton PLC	1,866	31,771
Eurasian Natural Resources Corp.	341	1,561
Kazakhmys PLC	328	1,058
Rio Tinto PLC	845	18,347
Vedanta Resources PLC	177	1,411
Xstrata PLC	617	5,066

		81,818

Gold Mining - 0.3%
Randgold Resources Ltd.	78	3,505

Heavy Construction - 0.2%
Balfour Beatty PLC	405	2,169

Home Improvement Retailers - 0.4%
Kingfisher PLC	2,225	4,462

Hotels - 0.2%
Intercontinental Hotels Group PLC	304	2,301

Industrial Suppliers - 0.1%
Wolseley PLC	580	1,444

Insurance Brokers - 0.2%
Admiral Group PLC	173	2,242

Integrated Oil & Gas - 22.7%
BG Group PLC	2,860	39,191
BP PLC	15,967	113,832
Royal Dutch Shell PLC, Class A	3,006	74,974
Royal Dutch Shell PLC, Class B	2,301	55,002

		282,999

Investment Services - 0.2%
ICAP PLC	426	1,449
London Stock Exchange Group PLC	183	1,270

		2,719

Life Insurance - 2.9%
Aviva PLC	2,260	10,166
Friends Provident PLC	2,050	2,438
Legal & General Group PLC	4,966	4,410
Old Mutual PLC	4,697	3,548
Prudential PLC	2,039	9,804
Standard Life PLC	1,842	5,836

		36,202

Media Agencies - 0.5%
WPP PLC	1,150	6,474

NETS™ FUNDS QUARTERLY REPORT   9

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE 100 Index Fund (United Kingdom)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2% - CONTINUED
Medical Equipment - 0.4%
Smith & Nephew PLC	748	$5,376

Mobile Telecommunications - 6.9%
Inmarsat PLC	373	2,209
Vodafone Group PLC	44,549	83,301

		85,510

Multi-Utilities - 1.9%
National Grid PLC	2,071	19,348
United Utilities Group PLC	557	4,344

		23,692

Nondurable Household Products - 1.9%
Reckitt Benckiser Group PLC	599	23,101

Oil Equipment & Services - 0.2%
AMEC PLC	293	2,389

Pharmaceuticals - 10.7%
AstraZeneca PLC	1,253	48,250
GlaxoSmithKline PLC	4,444	78,132
Shire PLC	472	6,880

		133,262

Property & Casualty Insurance - 0.2%
Amlin PLC	499	2,763

Publishing - 1.3%
Pearson PLC	680	6,525
Reed Elsevier PLC	931	6,966
Thomson Reuters PLC	158	3,182

		16,673

Real Estate Investment Trusts (REIT) - 0.8%
British Land Co. PLC	422	2,753
Hammerson PLC	256	1,497
Land Securities Group PLC	394	3,917
Liberty International PLC	320	1,720

		9,887

Recreational Services - 0.3%
Carnival PLC	177	3,238

Restaurants & Bars - 0.8%
Compass Group PLC	1,575	7,794
Whitbread PLC	155	1,834

		9,628

Software - 0.6%
Autonomy Corp. PLC*	176	2,776
Invensys PLC*	701	1,566
Sage Group PLC (The)	1,111	2,901

		7,243

Specialty Chemicals - 0.2%
Johnson Matthey PLC	180	2,528

Specialty Finance - 0.1%
3i Group PLC	338	1,104

Tobacco - 5.6%
British American Tobacco PLC	1,691	46,320
Imperial Tobacco Group PLC	861	23,498

		69,818

Travel & Tourism - 0.3%
Firstgroup PLC	397	1,561
Thomas Cook Group PLC	376	1,034
TUI Travel PLC	444	1,434

		4,029

Water - 0.4%
Pennon Group PLC	320	2,081
Severn Trent PLC	199	3,130

		5,211

Total Common Stocks (Cost $2,396,454)		1,236,579

CLOSED-END FUND - 0.2%
Equity Investment Instruments - 0.2%
Alliance Trust PLC (The) (Cost $3,963)	593	2,291

Total Closed-End Fund (Cost $3,963)		2,291

SHORT-TERM INVESTMENT - 0.1%
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(1)(2)	1,577	1,577

Total Short-Term Investment (Cost $1,577)		1,577

Total Investments - 99.5% (Cost $2,401,994)		1,240,447

Other Assets less Liabilities - 0.5%		5,673

NET ASSETS - 100.0%		$1,246,120

*	Non-Income Producing Security.

(1)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(2)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $224 with net purchases of approximately $1,353 during the three months ended January 31, 2009.

REIT	Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within United Kingdom with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   10

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE 100 Index Fund (United Kingdom)

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$195
Gross unrealized depreciation	(1,161,742)

Net depreciation of investments	$(1,161,547)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ FTSE 100 Index Fund’s (United Kingdom) investments and other financial instruments which are carried at fair value, as of January 31, 2009:

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,238,870	$—
Level 2	1,577	—
Level 3	—	—

Total	$1,240,447	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   11

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE CNBC Global 300 Index Fund

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Aerospace - 0.8%
Boeing Co.	173	$7,319
United Technologies Corp.	228	10,942

		18,261

Apparel Retailers - 0.2%
Hennes & Mauritz AB, Class B	69	2,695
Inditex SA	63	2,412

		5,107

Asset Managers - 0.5%
Bank of New York Mellon Corp. (The)	277	7,130
Franklin Resources, Inc.	42	2,034
State Street Corp.	105	2,443

		11,607

Auto Parts - 0.2%
Denso Corp.	100	1,855
Genuine Parts Co.	7	224
Johnson Controls, Inc.	133	1,664

		3,743

Automobiles - 2.2%
Bayerische Motoren Werke AG	72	1,717
Daimler AG	229	6,456
Fiat SpA	196	963
Honda Motor Co. Ltd.	300	6,915
Mitsubishi Motors Corp.*	1,000	1,347
Nissan Motor Co. Ltd.	500	1,531
Suzuki Motor Corp.	100	1,373
Toyota Motor Corp.	600	19,541
Volkswagen AG	35	11,189

		51,032

Banks - 7.6%
Banco Bilbao Vizcaya Argentaria SA	898	8,435
Banco Bradesco SA ADR	377	3,374
Banco Itau Holding Financeira SA ADR	351	3,524
Banco Santander SA	1,927	15,607
Bank of America Corp.	1,489	9,798
Bank of China Ltd., Class H	7,000	1,868
Bank of Communications Co. Ltd., Class H	1,624	1,085
BNP Paribas	214	8,230
China Construction Bank Corp., Class H	6,983	3,467
Citigroup, Inc.	1,284	4,558
HSBC Holdings PLC	2,836	22,212
Industrial & Commercial Bank of China Ltd., Class H	10,000	4,320
Intesa Sanpaolo SpA	2,123	6,727
JPMorgan Chase & Co.	888	22,653
Mitsubishi UFJ Financial Group, Inc.	2,800	15,900
Royal Bank of Canada	276	6,769
Sberbank GDR	9	744
Standard Bank Group Ltd.	380	2,641
State Bank of India Ltd. GDR	20	958
U.S. Bancorp	413	6,129
UBS AG (Registered)*	688	8,678
Wells Fargo & Co.	1,018	19,240

		176,917

Beverages - 0.0%(1)
Companhia de Bebidas das Americas ADR	12	412

Biotechnology - 1.4%
Amgen, Inc.*	252	13,822
Genentech, Inc.*	101	8,205
Gilead Sciences, Inc.*	218	11,068

		33,095

Brewers - 0.5%
Anheuser-Busch InBev NV	201	5,129
Heineken NV	63	1,861
SABMiller PLC	270	4,406

		11,396

Broadcasting & Entertainment - 2.0%
British Sky Broadcasting Group PLC	309	2,214
Comcast Corp., Class A	495	7,252
Comcast Corp., Class A Special	200	2,776
DIRECTV Group, Inc. (The)*	190	4,161
News Corp., Class A	416	2,658
Time Warner Cable, Inc., Class A*	44	820
Time Warner, Inc.	838	7,818
Viacom, Inc., Class B*	118	1,740
Vivendi	281	7,278
Walt Disney Co. (The)	447	9,244

		45,961

Broadline Retailers - 2.4%
Amazon.com, Inc.*	75	4,412
Costco Wholesale Corp.	101	4,548
Seven & I Holdings Co. Ltd.	200	5,423
Target Corp.	177	5,522
Wal-Mart de Mexico SAB de CV	809	1,688
Wal-Mart Stores, Inc.	707	33,314

		54,907

Building Materials & Fixtures - 0.6%
Cheung Kong Infrastructure Holdings Ltd.	145	546
Cie de Saint-Gobain	90	3,065
CRH PLC	125	2,904
Holcim Ltd. (Registered)	44	1,780
Lafarge SA	33	1,530
Sherwin-Williams Co. (The)	28	1,337
Vulcan Materials Co.	26	1,286
Weyerhaeuser Co.	47	1,285

		13,733

Clothing & Accessories - 0.2%
LVMH Moet Hennessy Louis Vuitton SA	86	4,717

Commercial Vehicles & Trucks - 0.2%
Caterpillar, Inc.	143	4,412

Commodity Chemicals - 1.1%
Air Liquide SA	61	4,458
Air Products & Chemicals, Inc.	46	2,314
BASF SE	225	6,551
Dow Chemical Co. (The)	214	2,480
E.I. Du Pont de Nemours & Co.	209	4,799
Linde AG	30	2,009
Praxair, Inc.	64	3,985

		26,596

Computer Hardware - 1.7%
Apple, Inc.*	209	18,837

NETS™ FUNDS QUARTERLY REPORT   12

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE CNBC Global 300 Index

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1% - CONTINUED
Computer Hardware - 1.7% - (continued)
Hewlett-Packard Co.	584	$20,294

		39,131

Computer Services - 1.4%
Infosys Technologies Ltd. ADR	141	3,745
International Business Machines Corp.	322	29,511

		33,256

Consumer Electronics - 0.8%
Panasonic Corp.	1,000	12,237
Sony Corp.	300	5,946

		18,183

Consumer Finance - 0.5%
American Express Co.	268	4,484
Mastercard, Inc., Class A	23	3,123
Visa, Inc., Class A	107	5,280

		12,887

Conventional Electricity - 2.4%
CEZ	59	2,033
Chubu Electric Power Co., Inc.	100	2,862
Dominion Resources, Inc.	121	4,257
EDF	62	3,039
Enel SpA	1,120	6,308
Exelon Corp.	155	8,404
Iberdrola SA	1,196	9,319
Kansai Electric Power Co., Inc. (The)	200	5,534
Korea Electric Power Corp. ADR*	132	1,312
Southern Co.	126	4,215
Tokyo Electric Power Co., Inc. (The)	300	9,453

		56,736

Defense - 0.3%
Lockheed Martin Corp.	97	7,958

Delivery Services - 0.5%
FedEx Corp.	74	3,770
United Parcel Service, Inc., Class B	162	6,883

		10,653

Distillers & Vintners - 0.3%
Diageo PLC	604	8,220

Diversified Industrials - 2.4%
3M Co.	161	8,660
General Electric Co.	2,496	30,277
Hutchison Whampoa Ltd.	777	4,008
Siemens AG (Registered)	219	12,343

		55,288

Drug Retailers - 0.7%
CVS Caremark Corp.	337	9,059
Walgreen Co.	233	6,386

		15,445

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	188	6,147
Hon Hai Precision Industry Co. Ltd. (Registered) GDR	921	3,362

		9,509

Electronic Office Equipment - 0.4%
Canon, Inc.	300	8,267

Exploration & Production - 0.6%
Occidental Petroleum Corp.	164	8,946
Reliance Industries Ltd. GDR(2)	87	4,655

		13,601

Farming & Fishing - 0.4%
Monsanto Co.	131	9,964

Fixed Line Telecommunications - 4.3%
AT&T, Inc.	1,408	34,665
China Telecom Corp. Ltd., Class H	3,779	1,403
Chunghwa Telecom Co. Ltd. ADR	152	2,286
France Telecom SA	463	10,419
Nippon Telegraph & Telephone Corp.	100	4,899
Singapore Telecommunications Ltd.	2,000	3,521
Telefonica SA	1,125	20,083
Telstra Corp. Ltd.	1,089	2,625
Verizon Communications, Inc.	676	20,192

		100,093

Food Products - 3.2%
Archer-Daniels-Midland Co.	153	4,189
General Mills, Inc.	73	4,318
Groupe Danone	122	6,293
Kellogg Co.	66	2,884
Kraft Foods, Inc., Class A	349	9,789
Nestle SA (Registered)	927	32,090
Unilever NV	374	8,277
Unilever PLC	302	6,662

		74,502

Food Retailers & Wholesalers - 0.9%
Carrefour SA	164	5,630
Tesco PLC	1,822	9,409
Woolworths Ltd.	289	5,091

		20,130

Footwear - 0.1%
Nike, Inc., Class B	74	3,348

Full Line Insurance - 1.3%
Allianz SE (Registered)	107	9,064
Assicurazioni Generali SpA	333	6,956
AXA SA	488	7,639
Zurich Financial Services AG (Registered)	33	5,970

		29,629

General Mining - 1.7%
Anglo American PLC	309	5,640
BHP Billiton Ltd.	801	15,535
BHP Billiton PLC	521	8,871
Rio Tinto Ltd.	80	2,144
Rio Tinto PLC	234	5,081
Xstrata PLC	158	1,297

		38,568

Gold Mining - 0.7%
Barrick Gold Corp.	214	7,964
Goldcorp, Inc.	170	4,980
Newmont Mining Corp.	78	3,103

		16,047

Heavy Construction - 0.6%
ACS Actividades de Construccion y Servicios SA	55	2,220
Bouygues SA	59	2,023

NETS™ FUNDS QUARTERLY REPORT   13

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE CNBC Global 300 Index

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1% - CONTINUED
Heavy Construction - 0.6% - (continued)
China Communications Construction Co. Ltd., Class H	1,000	$995
Fluor Corp.	41	1,595
Larsen & Toubro Ltd. GDR	262	3,616
Vinci SA	111	3,818

		14,267

Home Improvement Retailers - 0.6%
Home Depot, Inc.	401	8,633
Lowe’s Cos., Inc.	348	6,358

		14,991

Hotels - 0.1%
Accor SA	57	2,264

Industrial Machinery - 0.3%
ABB Ltd. (Registered)*	555	7,239

Industrial Suppliers - 0.2%
Mitsubishi Corp.	300	4,079

Integrated Oil & Gas - 13.5%
BG Group PLC	795	10,894
BP PLC	4,463	31,818
Chevron Corp.	443	31,240
ConocoPhillips	326	15,495
ENI SpA	651	13,882
Exxon Mobil Corp.	1,168	89,329
Gazprom OAO ADR	797	10,337
LUKOIL ADR	265	8,684
PetroChina Co., Ltd., Class H	4,993	3,747
Petroleo Brasileiro SA (Preference) ADR, Class A	452	9,790
Petroleo Brasileiro SA ADR	317	8,305
Rosneft Oil Co. GDR	617	1,919
Royal Dutch Shell PLC, Class A	841	20,976
Royal Dutch Shell PLC, Class B	644	15,394
Sasol Ltd.	166	4,491
StatoilHydro ASA	317	5,490
Surgutneftegaz ADR	644	2,756
Total SA	566	28,415

		312,962

Internet Software & Services - 0.8%
Google, Inc., Class A*	56	18,958

Investment Services - 1.0%
Charles Schwab Corp. (The)	275	3,737
Deutsche Boerse AG	53	2,683
Goldman Sachs Group, Inc. (The)	103	8,315
Morgan Stanley	248	5,017
Nomura Holdings, Inc.	500	3,302

		23,054

Life Insurance - 0.8%
Aflac, Inc.	108	2,507
China Life Insurance Co. Ltd., Class H	1,758	4,715
Great-West Lifeco, Inc.	27	403
Manulife Financial Corp.	341	5,600
MetLife, Inc.	180	5,171

		18,396

Media Agencies - 0.1%
Omnicom Group, Inc.	67	1,735

Mobile Telecommunications - 3.1%
America Movil SAB de CV	5,109	7,292
China Mobile Ltd.	1,426	12,964
China Unicom Hong Kong Ltd.	1,702	1,607
Deutsche Telekom AG	774	9,393
KDDI Corp.	1	6,347
Maroc Telecom	43	727
MTN Group Ltd.	448	4,303
NTT DoCoMo, Inc.	4	7,055
Vodafone Group PLC	12,428	23,239

		72,927

Multi-Utilities - 1.8%
E.ON AG	447	14,458
GDF Suez	392	15,106
National Grid PLC	555	5,185
RWE AG	93	7,254

		42,003

Nondurable Household Products - 1.9%
Procter & Gamble Co.	703	38,314
Reckitt Benckiser Group PLC	167	6,440

		44,754

Nonferrous Metals - 0.0%(1)
MMC Norilsk Nickel ADR	249	1,031

Oil Equipment & Services - 0.4%
Schlumberger Ltd.	233	9,509

Personal Products - 0.8%
Colgate-Palmolive Co.	122	7,935
Kimberly-Clark Corp.	97	4,992
L’Oreal SA	73	4,874

		17,801

Pharmaceuticals - 10.0%
Abbott Laboratories	368	20,402
AstraZeneca PLC	348	13,401
Bristol-Myers Squibb Co.	466	9,977
GlaxoSmithKline PLC	1,240	21,801
Johnson & Johnson	659	38,018
Merck & Co., Inc.	499	14,247
Novartis AG (Registered)	535	22,161
Pfizer, Inc.	1,597	23,284
Roche Holding AG	166	23,369
Sanofi-Aventis SA	233	13,163
Takeda Pharmaceutical Co. Ltd.	200	9,464
Teva Pharmaceutical Industries Ltd.	223	9,167
Wyeth	318	13,665

		232,119

Property & Casualty Insurance - 0.6%
Chubb Corp.	62	2,640
Tokio Marine Holdings, Inc.	200	5,423
Travelers Cos., Inc. (The)	136	5,255

		13,318

Publishing - 0.3%
McGraw-Hill Cos., Inc. (The)	74	1,627
Reed Elsevier NV	178	1,980
Reed Elsevier PLC	262	1,960
Thomson Reuters Corp.	45	1,089

		6,656

NETS™ FUNDS QUARTERLY REPORT   14

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE CNBC Global 300 Index

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1% - CONTINUED
Railroads - 0.5%
Burlington Northern Santa Fe Corp.	83	$5,499
Union Pacific Corp.	122	5,342

		10,841

Real Estate Holding & Development - 0.3%
Cheung Kong Holdings Ltd.	436	4,099
Sun Hung Kai Properties Ltd.	452	4,080

		8,179

Real Estate Investment Trusts (REIT) - 0.1%
Westfield Group	463	3,545

Recreational Services - 0.1%
Carnival Corp.	112	2,037

Re - Insurance - 1.3%
Berkshire Hathaway, Inc., Class B*	8	23,912
Muenchener Rueckversicherungs AG (Registered)	49	6,512

		30,424

Restaurants & Bars - 1.0%
Compass Group PLC	468	2,316
McDonald’s Corp.	268	15,549
Sodexo	33	1,680
Yum! Brands, Inc.	111	3,177

		22,722

Semiconductors - 1.6%
Intel Corp.	1,303	16,809
Samsung Electronics Co. Ltd.
(Registered) GDR(2)	71	12,460
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,091	8,226

		37,495

Soft Drinks - 1.8%
Coca-Cola Co. (The)	553	23,624
PepsiCo, Inc.	374	18,786

		42,410

Software - 2.8%
Microsoft Corp.	2,164	37,004
Oracle Corp.*	1,224	20,600
SAP AG	222	7,923

		65,527

Specialty Chemicals - 1.3%
Akzo Nobel NV	66	2,372
Bayer AG	183	9,758
Ecolab, Inc.	34	1,155
Mosaic Co. (The)	41	1,462
Potash Corp of Saskatchewan	71	5,283
Rohm & Haas Co.	24	1,325
Shin-Etsu Chemical Co. Ltd.	100	4,743
Syngenta AG (Registered)	23	4,468

		30,566
Steel - 1.3%
ArcelorMittal	256	5,809
Companhia Vale do Rio Doce (Preference) ADR, Class A	508	6,167
Companhia Vale do Rio Doce ADR	389	5,489
JFE Holdings, Inc.	100	2,544
Nippon Steel Corp.	1,000	2,995
POSCO ADR	81	5,145
Tenaris SA ADR	57	1,128

		29,277

Telecommunications Equipment - 2.3%
Cisco Systems, Inc.*	1,383	20,704
Nokia OYJ	904	11,110
QUALCOMM, Inc.	390	13,474
Research In Motion Ltd.*	132	7,216

		52,504

Tires - 0.2%
Bridgestone Corp.	200	2,583
Compagnie Generale des Etablissements Michelin, Class B	28	1,103

		3,686

Tobacco - 2.1%
Altria Group, Inc.	461	7,625
British American Tobacco PLC	480	13,148
Imperial Tobacco Group PLC	235	6,414
Japan Tobacco, Inc.	1	2,906
Philip Morris International, Inc.	482	17,906

		47,999

Travel & Tourism - 0.6%
Central Japan Railway Co.	1	7,171
East Japan Railway Co.	100	6,848
MTR Corp.	500	1,212

		15,231

Total Investments - 99.1% (Cost $2,488,588)		2,303,817

Other Assets less Liabilities - 0.9%		21,488

NET ASSETS - 100.0%		$2,325,305

*	Non-Income Producing Security.

(1)	Less than 0.05%.

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by the valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of the NETS Funds. At January 31, 2009, the value of these securities amounted to $17,115, or 0.7% of net assets.

ADR	American Depositary Receipt

GDR Global	Depositary Receipt

REIT Real	Estate Investment Trust

NETS™ FUNDS QUARTERLY REPORT   15

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE CNBC Global 300 Index

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$52,123
Gross unrealized depreciation	(236,894)

Net depreciation of investments	$(184,771)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ FTSE CNBC Global 300 Index Fund’s investments and other financial instruments which are carried at fair value, as of January 31, 2009:

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$2,303,817	$—
Level 2	—	—
Level 3	—	—

Total	$2,303,817	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   16

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE/JSE Top 40 Index Fund (South Africa)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Apparel Retailers - 3.3%
Compagnie Financiere Richemont SA	24,693	$36,304

Banks - 10.3%
ABSA Group Ltd.	1,607	14,648
FirstRand Ltd.	20,098	29,352
Nedbank Group Ltd.	1,111	9,909
RMB Holdings Ltd.	4,361	9,810
Standard Bank Group Ltd.	7,252	50,396

		114,115

Brewers - 7.8%
SABMiller PLC	5,324	85,841

Broadcasting & Entertainment - 2.7%
Naspers Ltd., Class N	1,932	29,740

Building Materials & Fixtures - 0.7%
Pretoria Portland Cement Co., Ltd.	2,575	7,471

Business Support Services - 1.4%
Bidvest Group Ltd.	1,586	15,544

Consumer Finance - 0.9%
African Bank Investments Ltd.	3,857	9,943

Diversified Industrials - 1.3%
Remgro Ltd.	2,072	14,419

Equity Investment Instruments - 0.7%
Reinet Investments SCA*	8,119	7,759

Fixed Line Telecommunications - 1.3%
Telkom SA Ltd.	1,212	13,810

Food Products - 1.0%
Tiger Brands Ltd.	824	11,387

Food Retailers & Wholesalers - 1.6%
Pick’n Pay Stores Ltd.	1,199	4,072
Shoprite Holdings Ltd.	2,591	13,841

		17,913

Furnishings - 0.7%
Steinhoff International Holdings Ltd.	6,535	7,686

General Mining - 28.0%
African Rainbow Minerals Ltd.	382	4,493
Anglo American PLC	6,319	115,182
BHP Billiton PLC	10,519	179,655
Exxaro Resources Ltd.	361	2,422
Kumba Iron Ore Ltd.	471	6,879

		308,631

Gold Mining - 9.3%
AngloGold Ashanti Ltd.	1,667	46,771
Gold Fields Ltd.	3,092	32,849
Harmony Gold Mining Co., Ltd.*	1,919	22,655

		102,275

Integrated Oil & Gas - 7.7%
Sasol Ltd.	3,144	85,052

Investment Services - 1.0%
Investec Ltd.	1,265	4,662
Investec PLC	1,885	6,559

		11,221

Life Insurance - 3.7%
Liberty Holdings Ltd.	675	4,393
Old Mutual PLC	25,947	19,837
Sanlam Ltd.	10,424	16,552

		40,782

Mobile Telecommunications - 7.6%
MTN Group Ltd.	8,740	83,952

Paper - 1.0%
Mondi Ltd.	867	2,719
Sappi Ltd.	2,386	7,811

		10,530

Platinum & Precious Metals - 5.0%
Anglo Platinum Ltd.	446	18,579
Impala Platinum Holdings Ltd.	2,966	34,572
Lonmin PLC	138	1,701

		54,852

Real Estate Holding & Development - 0.8%
Growthpoint Properties Ltd.	6,117	8,700

Real Estate Investment Trusts (REIT) - 0.8%
Liberty International PLC	1,719	9,098

Steel - 0.8%
ArcelorMittal South Africa Ltd.	1,102	8,744

Total Common Stocks (Cost $2,119,485)		1,095,769

SHORT - TERM INVESTMENT - 0.1%
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(1)(2)	1,311	1,311

Total Short - Term Investment (Cost $1,311)		1,311

Total Investments - 99.5% (Cost $2,120,796)		1,097,080

Other Assets less Liabilities - 0.5%		5,235

NET ASSETS - 100.0%		$1,102,315

*	Non-Income Producing Security.

(1)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(2)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $218 with net purchases of approximately $1,093 during the three months ended January 31, 2009.

REIT	Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within South Africa with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   17

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE/JSE Top 40 Index Fund (South Africa)

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$2,194
Gross unrealized depreciation	(1,025,910)

Net depreciation of investments	$(1,023,716)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ FTSE/JSE Top 40 Index Fund’s (South Africa) investments and other financial instruments which are carried at fair value, as of January 31, 2009:

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,095,769	$—
Level 2	1,311	—
Level 3	—	—

Total	$1,097,080	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   18

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE Singapore Straits Times Index Fund

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Aerospace - 2.5%
Singapore Technologies Engineering Ltd.	20,000	$30,183

Airlines - 4.8%
Singapore Airlines Ltd.	8,000	58,989

Banks - 29.3%
DBS Group Holdings Ltd.	23,000	134,273
Oversea-Chinese Banking Corp., Ltd.	31,000	105,672
United Overseas Bank Ltd.	15,000	117,951

		357,896

Commercial Vehicles & Trucks - 1.4%
Cosco Corp. Singapore Ltd.	12,000	6,275
SembCorp Marine Ltd.	11,000	11,576

		17,851

Diversified Industrials - 16.4%
Fraser and Neave Ltd.	19,000	36,219
Jardine Matheson Holdings Ltd.	3,200	63,424
Jardine Strategic Holdings Ltd.	3,000	30,480
Keppel Corp., Ltd.	16,000	42,891
Noble Group Ltd.	12,800	8,896
SembCorp Industries Ltd.	12,000	18,189

		200,099

Farming & Fishing - 1.7%
Golden Agri-Resources Ltd.	101,000	20,724

Fixed Line Telecommunications - 16.3%
Singapore Telecommunications Ltd.	106,000	186,630
StarHub Ltd.	9,000	12,152

		198,782

Food Products - 3.8%
Olam International Ltd.	17,000	13,953
Wilmar International Ltd.	17,000	32,632

		46,585

Hotels - 2.8%
City Developments Ltd.	9,000	33,777

Investment Services - 3.9%
Singapore Exchange Ltd.	14,000	48,001

Marine Transportation - 0.5%
Neptune Orient Lines Ltd.	8,000	5,984

Publishing - 3.2%
Singapore Press Holdings Ltd.	21,000	39,059

Real Estate Holding & Development - 8.4%
CapitaLand Ltd.	28,000	44,480
Hongkong Land Holdings Ltd.	23,000	49,220
Keppel Land Ltd.	5,000	4,633
Yanlord Land Group Ltd.	8,000	5,030

		103,363

Real Estate Investment Trusts (REIT) - 1.5%
CapitaMall Trust	17,000	18,004

Recreational Services - 1.2%
Genting International PLC*	52,000	14,972

Specialty Retailers - 1.2%
Jardine Cycle & Carriage Ltd.	2,000	14,297

Transportation Services - 0.3%
SIA Engineering Co., Ltd.	3,000	4,071

Total Common Stocks (Cost $2,067,737)		1,212,637

SHORT - TERM INVESTMENT - 0.3%
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(1)(2)	3,236	3,236

Total Short - Term Investment (Cost $3,236)		3,236

Total Investments - 99.5% (Cost $2,070,973)		1,215,873

Other Assets less Liabilities - 0.5%		6,395

NET ASSETS - 100.0%		$1,222,268

*	Non-Income Producing Security.

(1)	The rate quoted is the annualized seven—day net yield of the Fund at period end.

(2)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $857 with net purchases of approximately $2,379 during the three months ended January 31, 2009.

REIT	Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within Singapore with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   19

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE Singapore Straits Times Index Fund

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(855,100)

Net depreciation of investments	$(855,100)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ FTSE Singapore Straits Times Index Fund’s investments and other financial instruments which are carried at fair value, as of January 31, 2009:

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,212,637	$—
Level 2	3,236	—
Level 3	—	—

Total	$1,215,873	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   20

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ Hang Seng China Enterprises Index Fund

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Consumer Goods - 1.0%
Dongfeng Motor Group Co. Ltd., Class H	21,730	$7,734
Tsingtao Brewery Co. Ltd., Class H	2,492	4,782

		12,516

Energy - 22.0%
China Coal Energy Co.	30,581	22,676
China Oilfield Services Ltd., Class H	11,269	9,053
China Petroleum & Chemical Corp., Class H	124,586	68,280
China Shenhua Energy Co., Ltd., Class H	25,263	55,382
PetroChina Co., Ltd., Class H	156,678	117,590
Yanzhou Coal Mining Co. Ltd., Class H	14,462	9,679

		282,660
Financials - 54.4%
Bank of China Ltd., Class H	253,844	67,760
Bank of Communications Co. Ltd., Class H	102,806	68,673
China Citic Bank, Class H	36,809	13,955
China Construction Bank Corp., Class H	333,688	165,668
China Life Insurance Co. Ltd., Class H	55,257	148,214
China Merchants Bank Co. Ltd., Class H	19,805	32,895
Industrial & Commercial Bank of China Ltd., Class H	339,174	146,523
PICC Property & Casualty Co. Ltd., Class H*	17,710	8,153
Ping An Insurance Group Co. of China Ltd., Class H	10,461	46,271
		698,112
Industrial Goods - 0.8%
Harbin Power Equipment Co. Ltd., Class H	5,049	3,614
Shanghai Electric Group Co. Ltd., Class H*	21,739	7,008
		10,622
Materials - 4.5%
Aluminum Corp. of China Ltd., Class H	29,336	13,619
Angang Steel Co. Ltd., Class H	7,934	7,898
China Molybdenum Co. Ltd., Class H	9,978	4,130
Jiangxi Copper Co. Ltd., Class H	10,125	7,103
Maanshan Iron & Steel Co. Ltd., Class H	13,177	4,401
Sinopec Shanghai Petrochemical Co. Ltd., Class H	17,728	4,184
Zijin Mining Group Co. Ltd., Class H	29,739	15,992
		57,327
Properties & Construction - 7.5%
Anhui Conch Cement Co. Ltd., Class H*	3,220	15,758
China Communications Construction Co. Ltd., Class H	32,902	32,755
China National Building Material Co. Ltd., Class H	6,544	7,300
China Railway Construction Corp. Ltd., Class H*	13,072	18,206
China Railway Group Ltd., Class H*	28,018	16,114
Guangzhou R&F Properties Co. Ltd., Class H	7,386	6,191
		96,324
Services - 3.8%
Air China Ltd., Class H	16,760	4,538
Beijing Capital International Airport Co. Ltd., Class H	13,707	6,151
China COSCO Holdings Co. Ltd., Class H	19,203	11,812
China Shipping Container Lines Co. Ltd., Class H	27,189	4,418
China Shipping Development Co. Ltd., Class H	9,527	9,509
Jiangsu Expressway Co. Ltd., Class H	9,290	6,697
Zhejiang Expressway Co. Ltd., Class H	10,917	6,321
		49,446
Telecommunications - 3.6%
China Communications Services Corp. Ltd., Class H	13,865	8,457
China Telecom Corp. Ltd., Class H	103,035	38,266
		46,723
Utilities - 2.3%
Datang International Power Generation Co. Ltd., Class H	24,590	12,526
Huaneng Power International, Inc., Class H	22,616	16,915
		29,441
Total Common Stocks (Cost $2,274,387)		1,283,171

SHORT - TERM INVESTMENT - 0.1%
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(1)(2)	1,369	1,369
Total Short - Term Investment (Cost $1,369)		1,369

Total Investments - 100.0%
(Cost $2,275,756)		1,284,540
Liabilities in Excess of Other Assets - 0.0%(3)		(539)
NET ASSETS - 100.0%		$1,284,001

*	Non - Income Producing Security.

(1)	The rate quoted is the annualized seven - day net yield of the Fund at period end.

(2)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $40 with net purchases of approximately $1,329 during the three months ended January 31, 2009.

(3)	Less than 0.05%.

Percentages shown are based on Net Assets.

All securities are concentrated within China with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   21

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ Hang Seng China Enterprises Index Fund

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$11,727
Gross unrealized depreciation	(1,002,943)

Net depreciation of investments	$(991,216)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ Hang Seng China Enterprises Index Fund’s investments and other financial instruments which are carried at fair value, as of January 31, 2009.

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,283,171	$—
Level 2	1,369	—
Level 3	—	—

Total	$1,284,540	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   22

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ Hang Seng Index Fund (Hong Kong)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.0%
Conglomerates - 6.7%
China Resources Enterprise	16,820	$24,683
Citic Pacific Ltd.	22,328	26,576
Hutchison Whampoa Ltd.	29,760	153,508
New World Development Ltd.	34,100	32,892
Swire Pacific Ltd., Class A	12,484	82,104
Wharf Holdings Ltd.	19,208	48,301

		368,064

Consumer Goods - 2.9%
Esprit Holdings Ltd.	14,420	77,729
Li & Fung Ltd.	33,020	66,937
Yue Yuen Industrial Holdings Ltd.	9,160	16,797

		161,463

Energy - 12.2%
China Petroleum & Chemical Corp., Class H	234,156	128,331
China Shenhua Energy Co., Ltd., Class H	47,436	103,991
CNOOC Ltd.	247,652	217,164
PetroChina Co., Ltd., Class H	292,724	219,695

		669,181

Financials - 40.3%
Bank of China Ltd., Class H	477,452	127,449
Bank of Communications Co. Ltd., Class H	193,096	128,986
Bank of East Asia Ltd.	23,340	47,194
BOC Hong Kong Holdings Ltd.	51,664	53,499
China Construction Bank Corp., Class H	623,940	309,771
China Life Insurance Co. Ltd., Class H	103,320	277,131
Hang Seng Bank Ltd.	10,672	130,464
Hong Kong Exchanges and Clearing Ltd.	14,788	129,675
HSBC Holdings PLC	81,532	639,248
Industrial & Commercial Bank of China Ltd., Class H	634,344	274,036
Ping An Insurance Group Co. of China Ltd., Class H	19,640	86,871

		2,204,324

Information Technology - 1.8%
Foxconn International Holdings Ltd.*	29,136	10,896
Tencent Holdings Ltd.	13,796	86,106

		97,002

Materials - 0.5%
Aluminum Corp. of China Ltd., Class H	55,076	25,568

Properties & Construction - 11.1%
Cheung Kong Holdings Ltd.	19,184	180,345
China Overseas Land & Investment Ltd.	55,804	74,696
Hang Lung Properties Ltd.	28,924	66,392
Henderson Land Development Co., Ltd.	14,984	58,258
Sino Land Co.	34,032	33,353
Sun Hung Kai Properties Ltd.	21,304	192,308

		605,352

Services - 2.0%
Cathay Pacific Airways Ltd.	16,232	19,132
China Merchants Holdings International Co., Ltd.	15,112	27,283
COSCO Pacific Ltd.	15,452	14,107
MTR Corp.	19,712	47,789

		108,311

Telecommunications - 15.6%
China Mobile Ltd.	83,560	759,671
China Unicom Hong Kong Ltd.	99,532	93,953

		853,624

Utilities - 6.9%
CLP Holdings Ltd.	25,008	170,114
Hong Kong & China Gas Co., Ltd.	55,820	91,706
HongKong Electric Holdings	19,368	114,140

		375,960

Total Common Stocks (Cost $7,035,028)		5,468,849

SHORT-TERM INVESTMENT - 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(2)(3)	127	127

Total Short-Term Investment (Cost $127)		127

Total Investments - 100.0% (Cost $7,035,155)		5,468,976

Other Assets less Liabilities - 0.0%(1)		1,489

NET ASSETS - 100.0%		$5,470,465

*	Non-Income Producing Security.

(1)	Less than 0.05%.

(2)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $0 with net purchases of approximately $127 during the three months ended January 31, 2009.

Percentages shown are based on Net Assets.

All securities are concentrated within Hong Kong with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   23

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ Hang Seng Index Fund (Hong Kong)

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$4,552
Gross unrealized depreciation	(1,570,731)

Net depreciation of investments	$(1,566,179)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ Hang Seng Index Fund’s (Hong Kong) investments and other financial instruments which are carried at fair value, as of January 31, 2009:

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$5,468,849	$—
Level 2	127	—
Level 3	—	—

Total	$5,468,976	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   24

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ ISEQ 20™ Index Fund (Ireland)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Construction & Property Investment - 23.8%
CRH PLC	7,821	$182,411
Grafton Group PLC*	6,933	14,038
Kingspan Group PLC	4,017	13,817

		210,266

Energy & Exploration - 2.1%
Dragon Oil PLC*	8,308	18,845

Financial Services - 11.6%
Allied Irish Banks PLC	30,128	47,103
Anglo Irish Bank Corp. PLC(1)	27,093	—
FBD Holdings PLC	738	7,566
Governor & Co. of the Bank of Ireland (The)	34,059	28,370
Irish Life & Permanent PLC	9,073	19,185

		102,224

Food & Drink - 20.7%
Aryzta AG*	2,651	66,077
C&C Group PLC	10,606	10,629
Glanbia PLC	4,505	15,356
Greencore Group PLC	4,862	5,165
Kerry Group PLC, Class A	4,553	85,478

		182,705

Industrial - 5.7%
DCC PLC	2,793	41,519
Smurfit Kappa Group PLC	3,967	9,049

		50,568

Leisure & Services & Retail - 2.7%
Independent News & Media PLC	12,784	4,423
Paddy Power PLC	1,387	19,374

		23,797

Pharmaceutical & Biotech - 15.7%
Elan Corp. PLC*	16,160	115,971
United Drug PLC	7,794	23,172

		139,143

Transportation - 17.6%
Ryanair Holdings PLC ADR*	6,497	156,058

Total Common Stocks (Cost $1,490,600)		883,606

SHORT-TERM INVESTMENT - 0.0%(2)
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(3)(4)	4	4

Total Short-Term Investment (Cost $4)		4

Total Investments - 99.9% (Cost $1,490,604)		883,610

Other Assets less Liabilities - 0.1%		1,133

NET ASSETS - 100.0%		$884,743

*	Non-Income Producing Security.

(1)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2009, the value of these securities amounted to $0, or 0.0% of net assets.

(2)	Less than 0.05%.

(3)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(4)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $283 with net sales of approximately $279 during the three months ended January 31, 2009.

ADR	American Depositary Receipt

At January 31, 2009, the NETS™ ISEQ 20™ Index Fund (Ireland) had outstanding forward foreign currency contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Euro	18,935	U.S. Dollar	25,000	12/24/09	$760
U.S. Dollar	26,349	Euro	18,935	12/24/09	(2,109)

Total					$(1,349)

Percentages shown are based on Net Assets.

All securities are concentrated within Ireland with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   25

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ ISEQ 20™ Index Fund (Ireland)

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$2,110
Gross unrealized depreciation	(609,104)

Net depreciation of investments	$(606,994)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ ISEQ 20™ Index Fund’s (Ireland) investments and other financial instruments which are carried at fair value, as of January 31, 2009.

Valuation Level	Investments in Securities		Other Financial Instruments*
Level 1	$883,606		$—
Level 2	4		(1,349)
Level 3	0	**	—

Total	$883,610		$(1,349)

Level 3 Rollforward - Valuation Inputs	Investments in Securities		Other Financial Instruments*
Balance as of October 31, 2008	$0		$—
Accrued Discounts/Premiums	—		—
Realized Gain/Loss	—		—
Change in unrealized appreciation (depreciation)	—		—
Net Purchases (Sales)	—		—
Transfers in and/or out of Level 3	—		—

Balance as of January 31, 2009	$0		$—

*	Other financial instruments include futures and forwards, if applicable.

**	Level 3 securities presently are valued at zero.

NETS™ FUNDS QUARTERLY REPORT   26

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ PSI 20® Index Fund (Portugal)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Alternative Electricity - 6.4%
EDP Renovaveis SA*	10,114	$75,434

Banks - 19.5%
Banco BPI SA (Registered)	16,695	31,878
Banco Comercial Portugues SA (Registered)*	116,938	119,885
Banco Espirito Santo SA (Registered)	11,594	77,260

		229,023

Broadcasting & Entertainment - 4.0%
Zon Multimedia Servicos de
Telecomunicacoes e Multimedia, SGPS, SA	8,601	46,514

Building Materials & Fixtures - 5.4%
Cimpor Cimentos de Portugal, SGPS, SA	10,908	50,882
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	823	6,708
Sonae Industria, SGPS, SA	2,922	6,058

		63,648

Conventional Electricity - 19.8%
Energias de Portugal SA	58,762	209,193
REN-Redes Energeticas Nacionais, SGPS, SA	6,191	23,801

		232,994

Diversified Industrials - 0.5%
Altri, SGPS, SA	2,378	6,043

Fixed Line Telecommunications - 18.6%
Portugal Telecom, SGPS, SA (Registered)	27,028	218,209

Food Retailers & Wholesalers - 6.4%
Jeronimo Martins, SGPS, SA	10,215	52,166
Sonae, SGPS, SA	37,101	22,964

		75,130

Heavy Construction - 1.6%
Mota Engil, SGPS, SA	4,271	13,349
Teixeira Duarte-Engenharia Construcoes SA	6,817	4,831

		18,180

Integrated Oil & Gas - 8.7%
Galp Energia, SGPS, SA, Class B	9,614	102,752

Mobile Telecommunications - 0.5%
Sonaecom, SGPS, SA*	4,246	6,094

Paper - 1.4%
Portucel Empresa Produtora de Pasta e Papel SA	8,898	16,842

Transportation Services - 7.1%
Brisa	12,522	82,963

Total Common Stocks (Cost $1,658,423)		1,173,826

SHORT-TERM INVESTMENT - 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(2)(3)	105	105

Total Short-Term Investment (Cost $105)		105

Total Investments - 99.9% (Cost $1,658,528)		1,173,931

Other Assets less Liabilities - 0.1%		1,307

NET ASSETS - 100.0%		$1,175,238

*	Non-Income Producing Security.

(1)	Less than 0.05%.

(2)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $336 with net sales of approximately $231 during the three months ended January 31, 2009.

Percentages shown are based on Net Assets.

All securities are concentrated within Portugal with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   27

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ PSI 20® Index Fund (Portugal)

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$3,696
Gross unrealized depreciation	(488,293)

Net depreciation of investments	$(484,597)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ PSI 20® Index Fund’s (Portugal) investments and other financial instruments which are carried at fair value, as of January 31, 2009:

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,173,826	$—
Level 2	105	—
Level 3	—	—
Total	$1,173,931	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   28

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ S&P/ASX 200 Index Fund (Australia)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.5%
Agricultural Products - 0.1%
Futuris Corp. Ltd.	1,851	$671

Air Freight & Logistics - 0.5%
Toll Holdings Ltd.	1,469	5,110

Airlines - 0.7%
Qantas Airways Ltd.	4,371	6,810
Virgin Blue Holdings Ltd.	1,116	220

		7,030

Airport Services - 0.4%
Macquarie Airports	2,981	4,341

Aluminum - 0.2%
Alumina Ltd.	3,239	2,348

Apparel, Accessories & Luxury Goods - 0.2%
Billabong International Ltd.	374	1,760

Asset Management & Custody Banks - 0.5%
Australian Wealth Management Ltd.	1,071	620
Babcock & Brown Capital Ltd.*	295	239
Henderson Group PLC(2)	1,183	1,042
IOOF Holdings Ltd.	153	343
Perpetual Ltd.	87	1,700
Platinum Asset Management Ltd.	503	1,004

		4,948

Biotechnology - 3.0%
CSL Ltd.	1,361	32,455

Brewers - 1.7%
Foster’s Group Ltd.	4,361	15,169
Lion Nathan Ltd.	649	3,384

		18,553

Broadcasting & Cable TV - 0.3%
Austar United Communications Ltd.*	1,408	663
Consolidated Media Holdings Ltd.	1,021	1,253
Seven Network Ltd.	265	1,009
Ten Network Holdings Ltd.	751	492

		3,417

Building Products - 0.2%
Crane Group Ltd.	160	826
GWA International Ltd.	642	976
Hills Industries Ltd.	343	510

		2,312

Casinos & Gaming - 1.5%
Aristocrat Leisure Ltd.	817	1,948
Crown Ltd.	1,057	3,724
TABCORP Holdings Ltd.	1,185	4,966
Tatts Group Ltd.	2,845	5,210

		15,848

Coal & Consumable Fuels - 0.7%
Aquila Resources Ltd.*	316	510
Centennial Coal Co. Ltd.	806	1,451
Energy Resources of Australia Ltd.	139	1,710
Felix Resources Ltd.	210	922
Gloucester Coal Ltd.	97	217
Paladin Energy Ltd.*	1,352	2,665
Riversdale Mining Ltd.*	430	599

		8,074

Commercial Printing - 0.0%(1)
PMP Ltd.	708	187

Computer & Electronics Retail - 0.1%
JB Hi-Fi Ltd.	249	1,480

Construction & Engineering - 0.6%
Ausenco Ltd.	135	179
Boart Longyear Group	3,600	435
Leighton Holdings Ltd.	331	3,528
Macmahon Holdings Ltd.	1,066	220
Monadelphous Group Ltd.	180	728
United Group Ltd.	348	1,775

		6,865

Construction & Farm Machinery & Heavy Trucks - 0.0%(1)
Bradken Ltd.	285	444

Construction Materials - 0.6%
Adelaide Brighton Ltd.	805	870
Boral Ltd.	1,331	2,801
James Hardie Industries NV	935	2,331

		6,002

Data Processing & Outsourced Services - 0.5%
Computershare Ltd.	975	4,495
Iress Market Technology Ltd.	221	738

		5,233

Department Stores - 0.1%
David Jones Ltd.	1,041	1,536

Distributors - 0.0%(1)
Pacific Brands Ltd.	1,224	331

Diversified Banks - 19.3%
Australia & New Zealand Banking Group Ltd.	4,620	38,986
Commonwealth Bank of Australia	3,144	53,780
National Australia Bank Ltd.	4,232	50,943
Westpac Banking Corp.	6,472	64,367

		208,076

Diversified Chemicals - 0.6%
Orica Ltd.	752	6,475

Diversified Commercial & Professional Services - 1.6%
Brambles Ltd.	3,121	13,495
Cabcharge Australia Ltd.	289	1,126
Downer EDI Ltd.	667	1,510
Spotless Group Ltd.	474	769
Transfield Services Ltd.	686	851

		17,751

Diversified Metals & Mining - 16.0%
BHP Billiton Ltd.	7,551	146,451
Equinox Minerals Ltd.*	336	410
Iluka Resources Ltd.*	867	2,343
Independence Group NL	272	431
Lynas Corp. Ltd.*(2)	1,533	258
MacArthur Coal Ltd.	218	416
Minara Resources Ltd.	1,635	385
Mincor Resources NL	471	190
OM Holdings Ltd.	944	609
OZ Minerals Ltd.(2)	7,507	2,626
Panoramic Resources Ltd.	441	236
Platinum Australia Ltd.*(2)	540	203
Rio Tinto Ltd.	635	17,020
Straits Resources Ltd.	471	317

NETS™ FUNDS QUARTERLY REPORT   29

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ S&P/ASX 200 Index Fund (Australia)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.5% - CONTINUED
Diversified Metals & Mining - 16.0% - (continued)
Western Areas NL*	262	$626

		172,521

Diversified REIT’s - 1.8%
Babcock & Brown Japan Property Trust	1,286	303
Dexus Property Group	7,776	3,758
GPT Group	9,939	4,803
Mirvac Group	3,501	2,549
Stockland	3,620	8,379

		19,792

Education Services - 0.0%(1)
ABC Learning Centres Ltd.(2)	1,151	—

Electric Utilities - 0.2%
SP AusNet	2,486	1,636

Environmental & Facilities Services - 0.1%
Transpacific Industries Group Ltd.	391	671

Fertilizers & Agricultural Chemicals - 0.8%
Incitec Pivot Ltd.	3,802	6,455
Nufarm Ltd.	270	1,940

		8,395

Food Distributors - 0.7%
ABB Grain Ltd.	401	1,696
AWB Ltd.	831	1,173
Metcash Ltd.	1,731	4,634

		7,503

Food Retail - 4.5%
Woolworths Ltd.	2,755	48,528

Forest Products - 0.1%
Gunns Ltd.	1,558	936

Gas Utilities - 0.2%
APA Group	807	1,550
Envestra Ltd.	888	169

		1,719

General Merchandise Stores - 0.2%
Harvey Norman Holdings Ltd.	1,284	1,739

Gold - 3.1%
Avoca Resources Ltd.*	431	451
Gindalbie Metals Ltd.*	818	296
Kingsgate Consolidated Ltd.*	188	450
Lihir Gold Ltd.*	4,911	9,775
Newcrest Mining Ltd.	1,023	20,166
Sino Gold Mining Ltd.*	570	1,798
St. Barbara Ltd.*	2,421	477

		33,413

Health Care Services - 0.9%
Primary Health Care Ltd.	745	2,274
Sonic Healthcare Ltd.	791	6,992

		9,266

Health Care Distributors - 0.1%
Sigma Pharmaceuticals Ltd.	2,090	1,595

Health Care Equipment - 0.6%
Cochlear Ltd.	123	4,613
Resmed, Inc.*	600	2,366

		6,979

Health Care Facilities - 0.3%
Healthscope Ltd.	532	1,461
Ramsay Health Care Ltd.	241	1,548

		3,009

Health Care Supplies - 0.2%
Ansell Ltd.	291	1,889

Highways & Railtracks - 1.0%
ConnectEast Group	4,690	1,372
Transurban Group	2,874	9,375

		10,747

Hotels, Resorts & Cruise Lines - 0.0%(1)
Flight Centre Ltd.	121	486

Household Appliances - 0.1%
GUD Holdings Ltd.	151	580

Human Resource & Employment Services - 0.1%
Seek Ltd.	498	950

Hypermarkets & Super Centers - 2.4%
Wesfarmers Ltd.	2,575	25,462

Independent Power Producers & Energy Traders - 0.0%(1)
Energy World Corp. Ltd.*	1,670	234

Industrial Conglomerates - 0.2%
CSR Ltd.	2,952	2,675

Industrial REIT’s - 0.3%
Bunnings Warehouse Property Trust	582	640
Goodman Group	6,048	2,750
ING Industrial Fund	2,416	231

		3,621

Integrated Oil & Gas - 1.6%
Origin Energy Ltd.	1,981	17,636

Integrated Telecommunication Services - 5.9%
Singapore Telecommunications Ltd.	944	1,669
Telecom Corp. of New Zealand Ltd.	4,105	5,534
Telstra Corp. Ltd.	23,462	56,545

		63,748

Internet Retail - 0.1%
Wotif.com Holdings Ltd.	272	554

Investment Banking & Brokerage - 1.0%
Macquarie Group Ltd.	624	10,313

Life & Health Insurance - 1.9%
AMP Ltd.	4,467	14,970
AXA Asia Pacific Holdings Ltd.	1,862	5,600

		20,570

Movies & Entertainment - 0.5%
News Corp., Class B	668	5,102

Multi - line Insurance - 0.1%
Tower Australia Group Ltd.	592	881

Multi - Utilities - 1.0%
AGL Energy Ltd.	1,000	9,316
DUET Group	1,123	1,514

		10,830

Office REIT’s - 0.4%
Commonwealth Property Office Fund	3,515	1,923
ING Office Fund	4,343	1,367
Macquarie Office Trust	9,785	1,182

		4,472

Office Services & Supplies - 0.0%(1)
Corporate Express Australia Ltd.	168	406

NETS™ FUNDS QUARTERLY REPORT   30

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ S&P/ASX 200 Index Fund (Australia)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.5% - CONTINUED
Oil & Gas Equipment & Services - 0.4%
WorleyParsons Ltd.	394	$3,781

Oil & Gas Exploration & Production - 4.4%
Arrow Energy Ltd.*	1,287	1,743
Australian Worldwide Exploration Ltd.*	1,270	2,140
Beach Petroleum Ltd.	2,429	1,197
Karoon Gas Australia Ltd.*	246	469
Linc Energy Ltd.*	468	380
Nexus Energy Ltd.*	1,203	383
Oil Search Ltd.	2,047	5,649
Roc Oil Co. Ltd.*	1,290	414
Santos Ltd.	1,308	11,952
Woodside Petroleum Ltd.	1,037	23,331

		47,658

Oil & Gas Refining & Marketing - 0.2%
Caltex Australia Ltd.	327	1,824

Other Diversified Financial Services - 0.1%
Babcock & Brown Ltd.(2)	504	104
Challenger Financial Services Group Ltd.	1,122	863

		967

Packaged Foods & Meats - 0.3%
Australian Agricultural Co. Ltd.	316	361
Goodman Fielder Ltd.	2,900	2,831

		3,192

Paper Packaging - 0.6%
Amcor Ltd.	1,882	6,451

Paper Products - 0.0%(1)
PaperlinX Ltd.	1,498	419

Precious Metals & Minerals - 0.2%
Aquarius Platinum Ltd.	681	1,706

Property & Casualty Insurance - 5.1%
Insurance Australia Group Ltd.	4,224	10,502
QBE Insurance Group Ltd.	2,218	33,850
Suncorp-Metway Ltd.	2,302	10,979

		55,331

Publishing - 0.4%
APN News & Media Ltd.	726	928
Fairfax Media Ltd.	2,832	2,530
West Australian Newspapers Holdings Ltd.	424	1,106

		4,564

Railroads - 0.1%
Asciano Group	1,337	948

Real Estate Management & Development - 0.4%
Australand Property Group	1,902	308
Lend Lease Corp. Ltd.	785	3,390
Sunland Group Ltd.	482	156

		3,854

Regional Banks - 0.5%
Bank of Queensland Ltd.	327	1,539
Bendigo and Adelaide Bank Ltd.	611	3,885

		5,424

Retail REIT’s - 3.3%
Centro Retail Group	3,886	148
CFS Retail Property Trust	4,516	5,169
Macquarie CountryWide Trust	2,779	433
Westfield Group	3,943	30,189

		35,939

Soft Drinks - 0.6%
Coca-Cola Amatil Ltd.	1,090	6,342

Specialized Consumer Services - 0.1%
Invocare Ltd.	235	747

Specialized Finance - 0.6%
ASX Ltd.	389	6,716

Steel - 1.4%
Atlas Iron Ltd.*	502	380
BlueScope Steel Ltd.	1,936	4,346
Fortescue Metals Group Ltd.*	2,960	3,331
Mount Gibson Iron Ltd.*	1,542	397
Murchison Metals Ltd.*	846	280
OneSteel Ltd.	1,913	2,956
Sims Metal Management Ltd.	327	3,535
Sundance Resources Ltd.*	3,570	220

		15,445

Trading Companies & Distributors - 0.0%(1)
Alesco Corp. Ltd.	216	292
Emeco Holdings Ltd.	1,534	166

		458

Total Common Stocks (Cost $2,353,653)		1,061,871

INVESTMENT COMPANIES - 1.0%
Airport Services - 0.1%
Australian Infrastructure Fund	928	1,033

Broadcasting & Cable TV - 0.1%
Macquarie Communications
Infrastructure Group	1,044	624
Macquarie Media Group Ltd.	401	218

		842

Electric Utilities - 0.2%
Spark Infrastructure Group(3)	2,154	1,842

Highways & Railtracks - 0.4%
Macquarie Infrastructure Group	4,264	4,338

Independent Power Producers & Energy Traders - 0.1%
Babcock & Brown Wind Partners	1,856	1,015

Multi-Utilities - 0.1%
Hastings Diversified Utilities Fund	499	632

Total Investment Companies (Cost $27,126)		9,702

SHORT-TERM INVESTMENT - 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(4)(5)	617	617

Total Short-Term Investment (Cost $617)		617

Total Investments - 99.5% (Cost $2,381,396)		1,072,190

Other Assets less Liabilities - 0.5%		5,415

NET ASSETS - 100.0%		$1,077,605

*	Non-Income Producing Security.

(1)	Less than 0.05%.

NETS™ FUNDS QUARTERLY REPORT   31

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ S&P/ASX 200 Index Fund (Australia)

January 31, 2009 (Unaudited)

(2)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2009, the value of these securities amounted to $4,233, or 0.4% of net assets.

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by the valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of the NETS Funds. At January 31, 2009, the value of these securities amounted to $1,842, or 0.2% of net assets.

(4)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(5)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $235 with net purchases of approximately $382 during the three months ended January 31, 2009.

REIT	Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within Australia with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$424
Gross unrealized depreciation	(1,309,630)

Net depreciation of investments	$(1,309,206)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ S&P/ASX 200 Index Fund’s (Australia) investments and other financial instruments which are carried at fair value, as of January 31, 2009:

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,067,340	$—
Level 2	617	—
Level 3	4,233	—

Total	$1,072,190	$—

NETS™ FUNDS QUARTERLY REPORT   32

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ S&P/ASX 200 Index Fund (Australia)

January 31, 2009 (Unaudited)

Level 3 Rollforward - Valuation Inputs	Investments in Securities	Other Financial Instruments*
Balance as of October 31, 2008	$0	$—
Accrued Discounts/Premiums	—	—
Realized Gain/Loss	—	—
Change in unrealized appreciation (depreciation)	—	—
Net Purchases (Sales)	—	—
Transfers in and/or out of Level 3	4,233	—

Balance as of January 31, 2009	$4,233	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   33

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ S&P/MIB Index Fund (Italy)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.7%
Finmeccanica SpA	1,783	$28,036

Apparel, Accessories & Luxury Goods - 0.3%
Bulgari SpA	769	3,200

Automobile Manufacturers - 1.6%
Fiat SpA	3,408	16,749

Broadcasting & Cable TV - 1.6%
Mediaset SpA	3,362	16,437

Casinos & Gaming - 1.3%
Lottomatica SpA	269	4,978
Luxottica Group SpA	621	8,793

		13,771

Construction & Engineering - 0.3%
Impregilo SpA*	1,403	3,585

Construction Materials - 0.7%
Buzzi Unicem SpA	371	4,657
Italcementi SpA	312	2,937

		7,594

Diversified Banks - 30.7%
Banca Monte dei Paschi di Siena SpA	11,847	17,064
Banca Popolare di Milano Scarl	1,847	9,474
Banco Popolare SC	2,776	15,911
Intesa Sanpaolo SpA	45,064	142,786
UniCredit SpA	57,832	102,422
Unione di Banche Italiane SCPA	3,021	37,746

		325,403

Electric Utilities - 12.0%
Enel SpA	19,510	109,884
Terna Rete Elettrica Nazionale SpA	5,722	17,434

		127,318

Electrical Components & Equipment - 0.6%
Prysmian SpA	517	6,559

Footwear - 0.2%
Geox SpA	426	2,375

Gas Utilities - 1.8%
Snam Rete Gas SpA	3,737	19,527

Highways & Railtracks - 1.7%
Atlantia SpA	1,255	18,415

Integrated Oil & Gas - 14.6%
ENI SpA	7,266	154,941

Integrated Telecommunication Services - 5.3%
Fastweb*	66	1,645
Telecom Italia SpA	44,237	54,621

		56,266

Investment Banking & Brokerage - 1.7%
Mediobanca SpA	1,998	18,179

Life & Health Insurance - 1.6%
Alleanza Assicurazioni SpA	1,876	12,778
Mediolanum SpA	1,076	4,178

		16,956

Multi-line Insurance - 11.5%
Assicurazioni Generali SpA	5,615	117,289
Unipol Gruppo Finanziario SpA	3,249	4,871

		122,160

Multi-Utilities - 0.9%
A2A SpA	5,513	9,608

Oil & Gas Equipment & Services - 3.6%
Saipem SpA	1,128	17,317
Tenaris SA	2,132	21,147

		38,464

Packaged Foods & Meats - 1.2%
Parmalat SpA	7,795	12,626

Property & Casualty Insurance - 0.4%
Fondiaria-Sai SpA	265	4,157

Publishing - 0.5%
Arnoldo Mondadori Editore SpA	637	2,770
Gruppo Editoriale L’Espresso SpA	745	916
Seat Pagine Gialle SpA*	21,646	1,395

		5,081

Restaurants - 0.3%
Autogrill SpA	525	3,093

Semiconductors - 1.5%
STMicroelectronics NV	2,955	15,356

Tires & Rubber - 0.4%
Pirelli & C. SpA	13,835	3,980

Total Common Stocks (Cost $1,897,800)		1,049,836

SHORT-TERM INVESTMENT - 0.6%
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(1)(2)	6,368	6,368

Total Short-Term Investment (Cost $6,368)		6,368

Total Investments - 99.6% (Cost $1,904,168)		1,056,204

Other Assets less Liabilities - 0.4%		4,606

NET ASSETS - 100.0%		$1,060,810

*	Non-Income Producing Security.

(1)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(2)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $255 with net purchases of approximately $6,113 during the three months ended January 31, 2009.

Percentages shown are based on Net Assets.

All securities are concentrated within Italy with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   34

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ S&P/MIB Index Fund (Italy)

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$6,154
Gross unrealized depreciation	(854,118)

Net depreciation of investments	$(847,964)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ S&P/MIB Index Fund’s (Italy) investments and other financial instruments which are carried at fair value, as of January 31, 2009:

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,049,836	$—
Level 2	6,368	—
Level 3	—	—

Total	$1,056,204	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   35

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ TA-25 Index Fund (Israel)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Banks - 22.1%
Bank Hapoalim BM*	111,664	$208,105
Bank Leumi Le-Israel BM	107,566	202,847
Israel Discount Bank Ltd., Class A	60,192	47,076
Mizrahi Tefahot Bank Ltd.	14,672	69,045

		527,073

Chemical, Rubber & Plastic - 32.6%
Israel Chemicals Ltd.	33,268	236,060
Makhteshim-Agan Industries Ltd.	27,496	88,899
Oil Refineries Ltd.	99,140	24,058
Perrigo Co.	6,454	188,832
Teva Pharmaceutical Industries Ltd.	5,782	237,691

		775,540

Communications & Media - 19.4%
Bezeq Israeli Telecommunication Corp. Ltd.	132,160	197,074
Cellcom Israel Ltd.	5,936	124,419
Partner Communications Co. Ltd.	9,106	140,265

		461,758

Electrical & Electronics - 13.0%
Elbit Systems Ltd.	2,800	125,982
Nice Systems Ltd.*	7,002	136,829
Ormat Industries Ltd.	6,380	47,843

		310,654
Food - 3.1%
Osem Investments Ltd.	4,276	44,208
Strauss Group Ltd.	3,390	28,622
		72,830
Food Retail - 1.4%
Shufersal Ltd.	10,458	33,401
Insurance - 1.7%
Harel Insurance Investments & Finances Ltd.	826	18,712
Migdal Insurance & Financial Holding Ltd.	27,216	22,437
		41,149
Investment & Holdings - 5.3%
Africa Israel Investments Ltd.	1,812	13,900
Discount Investment Corp.	2,920	26,204
Israel Corp. Ltd. (The)	250	54,816
Paz Oil Co. Ltd.	350	31,728
		126,648
Real Estate & Construction - 1.0%
Gazit Globe Ltd.	5,284	24,554
Total Common Stocks (Cost $3,669,310)		2,373,607

SHORT-TERM INVESTMENT - 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(2)(3)	874	874
Total Short-Term Investment (Cost $874)		874

Total Investments - 99.6% (Cost $3,670,184)		2,374,481

Other Assets less Liabilities - 0.4%		9,286
NET ASSETS - 100.0%		$2,383,767

*	Non-Income Producing Security.

(1)	Less than 0.05%.

(2)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $429 with net purchases of approximately $445 during the three months ended January 31, 2009.

Percentages shown are based on Net Assets.

All securities are concentrated within Israel with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   36

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ TA-25 Index Fund (Israel)

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,295,703)

Net depreciation of investments	$(1,295,703)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ TA-25 Index Fund’s (Israel) investments and other financial instruments which are carried at fair value, as of January 31, 2009.

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$2,373,607	$—
Level 2	874	—
Level 3	—	—

Total	$2,374,481	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   37

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ Tokyo Stock Exchange REIT Index Fund

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.2%
Real Estate Investment Trusts (REIT) - 97.2%
Advance Residence Investment Corp.	6	$20,042
BLife Investment Corp.	3	6,497
Creed Office Investment Corp.	10	7,160
Crescendo Investment Corp.	8	9,175
DA Office Investment Corp.	26	45,162
FC Residential Investment Corp.	3	4,643
Frontier Real Estate Investment Corp.	12	62,532
Fukuoka REIT Corp.	8	35,720
Global One Real Estate Investment Corp.	7	56,508
Hankyu REIT, Inc.	6	24,652
Industrial & Infrastructure Fund Investment Corp.	6	16,375
Japan Excellent, Inc.	12	52,110
Japan Hotel and Resort, Inc.	7	8,122
Japan Logistics Fund, Inc.	9	50,106
Japan Prime Realty Investment Corp.	47	123,191
Japan Real Estate Investment Corp.	33	302,773
Japan Rental Housing Investments, Inc.	13	10,712
Japan Retail Fund Investment Corp.	29	129,807
Japan Single-Residence REIT, Inc.	4	2,138
Joint REIT Investment Corp.	8	10,092
Kenedix Realty Investment Corp.	15	39,751
LaSalle Japan REIT, Inc.	9	6,864
LCP Investment Corp.	7	3,441
MID REIT, Inc.	14	22,588
Mori Hills REIT Investment Corp.	12	35,408
Mori Trust Sogo REIT, Inc.	14	108,184
Nippon Accommodations Fund, Inc.	8	34,562
Nippon Building Fund, Inc.	41	446,476
Nippon Commercial Investment Corp.	20	13,317
Nippon Hotel Fund Investment Corp.	3	5,311
Nippon Residential Investment Corp.	19	10,366
Nomura Real Estate Office Fund, Inc.	23	147,255
Nomura Real Estate Residential Fund, Inc.	7	24,786
Orix JREIT, Inc.	19	91,393
Premier Investment Corp.	10	31,600
Prospect Residential Investment Corp.	6	3,140
TGR Investment, Inc.	4	2,908
Tokyu REIT, Inc.	13	84,968
Top REIT, Inc.	12	46,365
United Urban Investment Corp.	15	62,465

Total Common Stocks (Cost $2,403,681)		2,198,665

SHORT-TERM INVESTMENT - 0.1%
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(1)(2)	1,312	1,312

Total Short-Term Investment (Cost $1,312)		1,312

Total Investments - 97.3% (Cost $2,404,993)		2,199,977

Other Assets less Liabilities - 2.7%		61,936

NET ASSETS - 100.0%		$2,261,913

(1)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(2)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $7,046 with net sales of approximately $5,734 during the three months ended January 31, 2009.

REIT	Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within Japan with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

NETS™ FUNDS QUARTERLY REPORT   38

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ Tokyo Stock Exchange REIT Index Fund

January 31, 2009 (Unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$75,189
Gross unrealized depreciation	(280,205)

Net depreciation of investments	$(205,016)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ Tokyo Stock Exchange REIT Index Fund’s investments and other financial instruments which are carried at fair value, as of January 31, 2009.

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$2,198,665	$—
Level 2	1,312	—
Level 3	—	—

Total	$2,199,977	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   39

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ TOPIX® Index Fund (Japan)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Air Transportation - 0.5%
All Nippon Airways Co. Ltd.	2,000	$7,571
Japan Airlines Corp.*	3,000	6,514

		14,085

Banks - 11.4%
Awa Bank Ltd. (The)	1,000	6,569
Bank of Kyoto Ltd. (The)	1,000	10,634
Bank of Nagoya Ltd. (The)	1,000	5,979
Bank of Yokohama Ltd. (The)	2,000	10,400
Chiba Bank Ltd. (The)	1,000	5,712
Chuo Mitsui Trust Holdings, Inc.	2,000	8,039
Fukui Bank Ltd. (The)	1,000	3,619
Fukuoka Financial Group, Inc.	2,000	6,859
Gunma Bank Ltd. (The)	1,000	5,890
Hiroshima Bank Ltd. (The)	2,000	8,640
Hokkoku Bank Ltd. (The)	1,000	3,630
Hokuhoku Financial Group, Inc.	3,000	6,046
Hyakugo Bank, Ltd. (The)	1,000	5,445
Hyakujushi Bank Ltd. (The)	1,000	5,278
Joyo Bank Ltd. (The)	1,000	5,501
Kiyo Holdings, Inc.	3,000	4,109
Mitsubishi UFJ Financial Group, Inc.	13,040	74,050
Mizuho Financial Group Inc.	13,000	32,858
Mizuho Trust & Banking Co. Ltd.	3,000	3,173
Nanto Bank Ltd. (The)	1,000	5,456
Ogaki Kyoritsu Bank Ltd. (The)	1,000	4,933
Resona Holdings, Inc.	700	11,037
Shinsei Bank Ltd.	2,000	2,628
Shizuoka Bank Ltd. (The)	1,000	10,611
Sumitomo Mitsui Financial Group, Inc.	900	36,577
Sumitomo Trust & Banking Co. Ltd. (The)	2,000	10,043
Toho Bank Ltd. (The)	1,000	4,409

		298,125

Chemicals - 5.6%
Asahi Kasei Corp.	2,000	8,351
FUJIFILM Holdings Corp.	600	13,395
JSR Corp.	500	6,202
Kansai Paint Co. Ltd.	1,000	5,122
Kao Corp.	1,000	24,607
Kose Corp.	200	4,418
Kuraray Co. Ltd.	500	4,003
Lion Corp.	1,000	5,701
Mandom Corp.	100	2,511
Mitsubishi Chemical Holdings Corp.	1,500	6,230
Mitsubishi Gas Chemical Co., Inc.	2,000	8,084
Mitsui Chemicals, Inc.	2,000	5,857
Nitto Denko Corp.	300	5,642
Sekisui Chemical Co. Ltd.	1,000	5,645
Shin-Etsu Chemical Co. Ltd.	400	18,973
Showa Denko K.K.	4,000	5,434
Sumitomo Chemical Co. Ltd.	2,000	6,436
Taiyo Nippon Sanso Corp.	1,000	6,558
Ube Industries Ltd.	2,000	4,409

		147,578

Communication - 6.8%
Capcom Co. Ltd.	100	1,821
Fuji Media Holdings, Inc.	5	6,436
KDDI Corp.	4	25,387
Konami Corp.	200	4,077
Nippon Telegraph & Telephone Corp.	1,000	48,992
Nippon Television Network Corp.	70	7,256
Nomura Research Institute Ltd.	300	5,475
NTT Data Corp.	2	6,496
NTT DoCoMo, Inc.	21	37,038
Oracle Corp. Japan	100	4,020
Softbank Corp.	1,000	15,744
SQUARE ENIX HOLDINGS CO. LTD.	200	5,445
Toho Co., Ltd.	200	3,561
Yahoo! Japan Corp.	21	6,779

		178,527

Construction - 2.1%
Daito Trust Construction Co. Ltd.	200	8,707
Daiwa House Industry Co. Ltd.	1,000	9,119
Kajima Corp.	2,000	5,389
Obayashi Corp.	1,000	4,788
Sekisui House Ltd.	1,000	8,563
Shimizu Corp.	1,000	4,587
Sumitomo Forestry Co. Ltd.	800	5,799
Taisei Corp.	3,000	6,748

		53,700

Electric Appliances - 11.2%
Advantest Corp.	300	4,125
Brother Industries Ltd.	700	4,622
Canon, Inc.	1,300	35,826
Casio Computer Co. Ltd.	500	3,992
Fanuc Ltd.	200	12,159
Fujitsu Ltd.	3,000	13,762
Hamamatsu Photonics K.K.	300	5,117
Hirose Electric Co. Ltd.	100	9,542
Hitachi Ltd.	3,000	9,821
Ibiden Co. Ltd.	300	6,220
Konica Minolta Holdings, Inc.	1,000	7,928
Kyocera Corp.	200	13,094
Mitsubishi Electric Corp.	2,000	9,353
Murata Manufacturing Co. Ltd.	300	11,458
NEC Corp.	2,000	5,456
Nidec Corp.	100	4,844
Omron Corp.	600	7,195
Panasonic Corp.	2,000	24,474
Ricoh Co. Ltd.	1,000	12,460
Rohm Co. Ltd.	200	10,043
Sanyo Electric Co. Ltd.*	3,000	4,677
Seiko Epson Corp.	300	3,861
Sharp Corp.	1,000	7,538
Sony Corp.	1,300	25,766
Stanley Electric Co. Ltd.	400	3,928
TDK Corp.	200	7,638
Tokyo Electron Ltd.	200	7,505
Toshiba Corp.	4,000	14,163
Ushio, Inc.	400	5,131

		291,698

Electric Power and Gas - 7.4%
Chubu Electric Power Co., Inc.	700	20,031
Chugoku Electric Power Co., Inc. (The)	300	7,850
Electric Power Development Co. Ltd.	300	11,691

NETS™ FUNDS QUARTERLY REPORT   40

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ TOPIX® Index Fund (Japan)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Electric Power and Gas - 7.4% - (continued)
Hokkaido Electric Power Co., Inc.	300	$7,299
Hokuriku Electric Power Co.	300	8,602
Kansai Electric Power Co., Inc. (The)	800	22,136
Kyushu Electric Power Co., Inc.	500	13,139
Osaka Gas Co. Ltd.	3,000	12,894
Saibu Gas Co. Ltd.	2,000	5,367
Shikoku Electric Power Co., Inc.	300	9,988
Toho Gas Co. Ltd.	1,000	6,146
Tohoku Electric Power Co., Inc.	500	12,944
Tokyo Electric Power Co., Inc. (The)	1,300	40,964
Tokyo Gas Co. Ltd.	3,000	14,263

		193,314

Fishery, Agriculture and Forestry - 0.2%
Sakata Seed Corp.	300	4,376

Foods - 3.1%
Ajinomoto Co., Inc.	1,000	8,729
Asahi Breweries Ltd.	500	7,828
Coca-Cola West Co. Ltd.	200	4,140
Fuji Oil Co. Ltd.	400	4,979
Japan Tobacco, Inc.	6	17,437
Kirin Holdings Co. Ltd.	1,000	12,749
Nippon Flour Mills Co. Ltd.	1,000	4,999
NISSIN FOODS HOLDINGS CO. LTD.	100	3,452
Sapporo Holdings Ltd.	1,000	4,710
Snow Brand Milk Products Co. Ltd.	1,500	5,294
Takara Holdings, Inc.	1,000	4,855
Yakult Honsha Co. Ltd.	100	2,058

		81,230

Glass and Ceramics Products - 1.3%
Asahi Glass Co. Ltd.	2,000	10,667
NGK Insulators Ltd.	1,000	13,106
Nippon Electric Glass Co. Ltd.	1,000	6,714
Nippon Sheet Glass Co. Ltd.	1,000	2,494

		32,981

Insurance - 2.5%
Aioi Insurance Co. Ltd.	1,000	4,988
Mitsui Sumitomo Insurance Group Holdings, Inc.	400	10,622
Nipponkoa Insurance Co. Ltd.	1,000	8,351
Sompo Japan Insurance, Inc.	1,000	6,391
Sony Financial Holdings, Inc.	1	3,363
T&D Holdings, Inc.	250	8,240
Tokio Marine Holdings, Inc.	900	24,402

		66,357

Iron and Steel - 2.8%
JFE Holdings, Inc.	700	17,810
Kobe Steel Ltd.	5,000	7,627
Maruichi Steel Tube Ltd.	200	4,788
Nippon Steel Corp.	7,000	20,967
Nisshin Steel Co. Ltd.	4,000	6,814
Sumitomo Metal Industries Ltd.	5,000	10,244
Yodogawa Steel Works Ltd.	1,000	4,754

		73,004

Land Transportation - 5.0%
Central Japan Railway Co.	2	14,341
East Japan Railway Co.	300	20,543
Hankyu Hanshin Holdings, Inc.	2,000	11,046
Keihan Electric Railway Co., Ltd.	1,000	4,498
Keihin Electric Express Railway Co. Ltd.	1,000	7,705
Keio Corp.	1,000	5,378
Kintetsu Corp.	2,000	9,086
Nagoya Railroad Co. Ltd.	2,000	6,169
Nankai Electric Railway Co. Ltd.	1,000	4,676
Nippon Express Co. Ltd.	2,000	7,282
Odakyu Electric Railway Co. Ltd.	1,000	8,073
Tobu Railway Co. Ltd.	1,000	5,523
Tokyu Corp.	2,000	8,774
West Japan Railway Co.	2	8,195
Yamato Holdings Co. Ltd.	1,000	10,322

		131,611

Machinery - 3.8%
Daikin Industries Ltd.	300	7,065
Hitachi Construction Machinery Co. Ltd.	200	2,015
IHI Corp.	4,000	4,721
JTEKT Corp.	600	3,774
Komatsu Ltd.	1,200	12,653
Kubota Corp.	1,000	5,545
Kurita Water Industries Ltd.	300	6,898
Makita Corp.	400	7,407
Mitsubishi Heavy Industries Ltd.	4,000	15,366
NSK Ltd.	1,000	3,285
Sankyo Co. Ltd.	100	4,855
Sega Sammy Holdings, Inc.	400	5,100
SMC Corp.	100	9,086
Sumitomo Heavy Industries Ltd.	2,000	6,502
THK Co. Ltd.	400	5,162

		99,434

Marine Transportation - 1.0%
Kawasaki Kisen Kaisha Ltd.	1,000	3,719
Mitsui OSK Lines Ltd.	2,000	11,736
Nippon Yusen K.K.	2,000	9,576

		25,031

Metals Products - 0.6%
JS Group Corp.	600	8,084
Rinnai Corp.	100	3,953
Toyo Seikan Kaisha Ltd.	200	3,013

		15,050

Mining - 0.3%
INPEX CORP.	1	7,382

Nonferrous Metals - 0.9%
Mitsubishi Materials Corp.	3,000	7,649
Sumitomo Electric Industries Ltd.	700	5,386
Sumitomo Metal Mining Co. Ltd.	1,000	9,531

		22,566

Oil and Coal Products - 1.4%
Idemitsu Kosan Co. Ltd.	100	6,614
Nippon Mining Holdings, Inc.	2,000	7,482
Nippon Oil Corp.	2,000	8,863
Showa Shell Sekiyu K.K.	500	4,755
TonenGeneral Sekiyu K.K.	1,000	9,743

		37,457

NETS™ FUNDS QUARTERLY REPORT   41

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ TOPIX® Index Fund (Japan)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Other Financing Business - 1.0%
Acom Co. Ltd.	130	$4,603
Credit Saison Co. Ltd.	500	5,011
Mitsubishi UFJ Lease & Finance Co. Ltd.	140	3,367
ORIX Corp.	120	5,385
Promise Co. Ltd.	200	3,721
SBI Holdings, Inc.	30	3,701

		25,788

Other Products - 2.5%
Asics Corp.	1,000	7,516
Dai Nippon Printing Co. Ltd.	1,000	9,943
Namco Bandai Holdings, Inc.	400	4,057
Nintendo Co. Ltd.	100	31,511
Nissha Printing Co. Ltd.	100	2,572
Toppan Printing Co. Ltd.	1,000	6,848
Yamaha Corp.	400	3,568

		66,015

Pharmaceuticals - 4.4%
Astellas Pharma, Inc.	500	19,152
Chugai Pharmaceutical Co. Ltd.	400	7,776
Daiichi Sankyo Co. Ltd.	800	18,172
Eisai Co. Ltd.	300	11,123
Hisamitsu Pharmaceutical Co., Inc.	100	3,719
Ono Pharmaceutical Co. Ltd.	200	10,578
Santen Pharmaceutical Co. Ltd.	200	6,447
Takeda Pharmaceutical Co. Ltd.	800	37,858

		114,825

Precision Instruments - 0.9%
Citizen Holdings Co. Ltd.	900	3,708
HOYA Corp.	600	10,890
Shimadzu Corp.	1,000	6,157
Terumo Corp.	100	3,440

		24,195

Pulp and Paper - 0.3%
Nippon Paper Group, Inc.	100	2,995
OJI Paper Co. Ltd.	1,000	4,799

		7,794

Real Estate - 2.4%
Aeon Mall Co. Ltd.	100	1,398
Mitsubishi Estate Co. Ltd.	2,000	26,968
Mitsui Fudosan Co. Ltd.	1,000	13,250
Nomura Real Estate Holdings, Inc.	300	5,465
NTT Urban Development Corp.	3	2,649
Sumitomo Realty & Development Co. Ltd.	1,000	11,769

		61,499

Retail Trade - 4.2%
Aeon Co. Ltd.	1,100	8,929
FamilyMart Co. Ltd.	100	3,674
Fast Retailing Co. Ltd.	100	12,849
Fuji Co. Ltd./Ehime	200	3,859
Isetan Mitsukoshi Holdings Ltd.*	600	4,376
J. Front Retailing Co. Ltd.	1,000	3,663
Kisoji Co. Ltd.	100	1,991
Lawson, Inc.	100	4,966
Marui Group Co. Ltd.	900	4,760
Nitori Co. Ltd.	100	7,082
Ryohin Keikaku Co. Ltd.	100	4,176
Seven & I Holdings Co. Ltd.	800	21,690
Shimachu Co. Ltd.	300	6,474
Shimamura Co. Ltd.	100	7,070
Takashimaya Co. Ltd.	1,000	6,837
Yamada Denki Co. Ltd.	130	7,802

		110,198

Rubber Products - 0.5%
Bridgestone Corp.	800	10,333
Sumitomo Rubber Industries, Inc.	500	3,168

		13,501

Securities and Commodities Futures - 1.0%
Daiwa Securities Group, Inc.	2,000	11,224
Nomura Holdings, Inc.	2,100	13,866

		25,090

Services - 1.6%
Asatsu-DK, Inc.	200	4,009
Benesse Corp.	100	4,287
Dentsu, Inc.	400	6,988
Hakuhodo DY Holdings, Inc.	120	5,411
Oriental Land Co. Ltd.	100	7,638
Secom Co. Ltd.	200	8,507
USS Co. Ltd.	90	3,888

		40,728

Textiles and Apparels - 0.8%
Gunze Ltd.	1,000	3,541
Teijin Ltd.	2,000	4,899
Toray Industries, Inc.	2,000	8,796
Toyobo Co. Ltd.	3,000	4,376

		21,612

Transportation Equipment - 7.8%
Aisin Seiki Co. Ltd.	400	5,514
Denso Corp.	600	11,130
Fuji Heavy Industries Ltd.	1,000	2,951
Honda Motor Co. Ltd.	1,800	41,488
Isuzu Motors Ltd.	3,000	3,574
Kawasaki Heavy Industries Ltd.	4,000	7,393
Mazda Motor Corp.	2,000	3,162
Mitsubishi Motors Corp.*	6,000	8,084
Nissan Motor Co. Ltd.	2,600	7,961
Shimano, Inc.	100	3,452
Suzuki Motor Corp.	600	8,237
Toyota Industries Corp.	400	8,110
Toyota Motor Corp.	2,700	87,936
Yamaha Motor Co. Ltd.	600	5,719

		204,711

Warehousing and Harbor Transportation Service - 0.3%
Kamigumi Co. Ltd.	1,000	8,006

Wholesale Trade - 4.1%
Alfresa Holdings Corp.	100	4,265
ITOCHU Corp.	2,000	9,954
Japan Pulp & Paper Co. Ltd.	1,000	3,196
Marubeni Corp.	3,000	10,923
Mediceo Paltac Holdings Co. Ltd.	500	5,656
MISUMI Group, Inc.	300	3,451
Mitsubishi Corp.	1,700	23,112
Mitsui & Co. Ltd.	2,000	21,378

NETS™ FUNDS QUARTERLY REPORT   42

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ TOPIX® Index Fund (Japan)

January 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Wholesale Trade - 4.1% - (continued)
Sojitz Corp.	2,400	$3,768
Sumitomo Corp.	1,500	13,879
Suzuken Co. Ltd.	200	5,200
Toyota Tsusho Corp.	400	3,661

		108,443

Total Common Stocks (Cost $4,287,080)		2,605,911

SHORT-TERM INVESTMENT - 0.1%
JPMorgan Prime Money Market Fund, Morgan Shares, 0.81%(1)(2)	1,888	1,888

Total Short-Term Investment (Cost $1,888)		1,888

Total Investments - 99.8% (Cost $4,288,968)		2,607,799

Other Assets less Liabilities - 0.2%		6,419

NET ASSETS - 100.0%		$2,614,218

*	Non-Income Producing Security.

(1)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

(2)	J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. At October 31, 2008, the value of the Fund’s investment in the JPMorgan Prime Money Fund, Morgan Shares was approximately $746 with net purchases of approximately $1,142 during the three months ended January 31, 2009.

Percentages shown are based on Net Assets.

All securities are concentrated within Japan with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of January 31, 2009, is as follows:

Gross unrealized appreciation	$31,531
Gross unrealized depreciation	(1,712,700)

Net depreciation of investments	$(1,681,169)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning November 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NETS™ TOPIX® Index Fund’s (Japan) investments and other financial instruments which are carried at fair value, as of January 31, 2009.

NETS™ FUNDS QUARTERLY REPORT   43

NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ TOPIX® Index Fund (Japan)

January 31, 2009 (Unaudited)

Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$2,605,911	$—
Level 2	1,888	—
Level 3	—	—

Total	$2,607,799	$—

*	Other financial instruments include futures and forwards, if applicable.

NETS™ FUNDS QUARTERLY REPORT   44

NETS™ FUNDS

GENERAL INFORMATION

January 31, 2009 (Unaudited)

The schedules of investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ annual report. The report includes additional information about the Funds’ security valuation policies and about certain security types invested in by the Funds.

Subsequent Event - Liquidation and Dissolution of the Trust

The Board of Trustees (the “Board”) of the Trust announced on January 27, 2009 that it had determined to liquidate the Trust’s seventeen operational investment portfolios (the “Funds”) effective February 20, 2009 and subsequently dissolve the Trust. Each of the operational Funds’ with shares listed on NYSE Arca, Inc. (“NYSE Arca”) were subsequently liquidated on February 20, 2009.

The Board’s decision was taken after consultation with Northern Trust Investments, N.A. (“NTI”), the investment adviser to the Funds. The Board also carefully considered current market conditions, the inability of the Funds to attract significant market interest since their inception, their future viability as well as prospects for growth in the Funds’ assets in the foreseeable future, and thereafter determined that it was advisable and in the best interests of the Funds and their shareholders to liquidate the Funds. All shareholders remaining on February 20, 2009 received cash equal to the amount of the net asset value of their shares as of February 20, 2009, which included any capital gains and dividends.

NETS™ FUNDS QUARTERLY REPORT   45

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NETS Trust

By:	/s/ Michael A. Vardas
Michael A. Vardas, Jr.
President & Principal Executive Officer
March 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Vardas
Michael A. Vardas, Jr.
President & Principal Executive Officer
March 12, 2009

By:	/s/ Trudance L.C. Bakke
Trudance L.C. Bakke
Treasurer & Principal Financial Officer
March 12, 2009